---------------------------
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                                                     ---------------------------
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                                                     hours per response: 19.4
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07148
                                  ----------------------------------------------

                            Schwartz Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  3707 West Maple Road     Bloomfield Hills, Michigan              48301
--------------------------------------------------------------------------------
         (Address of principal executive offices)                (Zip code)

                               George P. Schwartz

Schwartz Investment Counsel, Inc. 3707 W. Maple Road Bloomfield Hills, MI 48301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (248) 644-8500
                                                     ---------------------------

Date of fiscal year end:        December 31, 2006
                          ---------------------------------------------

Date of reporting period:       December 31, 2006
                          ---------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.





                              SCHWARTZ VALUE FUND
                           --------------------------
                           VALUE INVESTING SINCE 1984




                               [GRAPHIC OMITTED]




                                 ANNUAL REPORT
                               -----------------
                               DECEMBER 31, 2006

 SHAREHOLDER ACCOUNTS                                   CORPORATE OFFICES
   c/o Ultimus Fund                                     3707 W. Maple Road
    Solutions, LLC            [GRAPHIC OMITTED]             Suite 100
    P.O. Box 46707                                  Bloomfield Hills, MI 48301
 Cincinnati, OH 45246                                     (248) 644-8500
    (888) 726-0753                                      Fax (248) 644-4250


                              SCHWARTZ VALUE FUND


Dear Fellow Shareowner,

The bull market continued during 2006. It was a good year for U.S. equity investors, as most stock market indices recorded double-digit returns. The investment strategy utilized was not a determining factor in domestic stock performance last year. Nearly everything worked, as small-caps, mid-caps, large-caps, growth stocks, and value stocks all rose pretty much in tandem. Large-caps finally outperformed small-caps, but only by a narrow margin. The Schwartz Value Fund ("Fund") had a total return of 14.3%, which modestly exceeded the Fund's 23-year average.

                              Annual Rate of Return
                            For 1 year ended 12-31-06
                   -------------------------------------------
                   SCHWARTZ VALUE FUND                  +14.3%

                   Russell 2000 Index                   +18.4%
                   NASDAQ Composite(a)                  + 9.5%
                   S&P 500 Index                        +15.8%

Stocks that contributed positively to the Fund's performance included Fargo Electronics, Inc., Thor Industries, Inc., Input/Output, Inc., Unico American Corporation, and Kinetic Concepts, Inc. Stocks that detracted from performance included ProQuest Company, National Dentex Corporation, TVI Corporation, and Craftmade International, Inc. Despite trailing some of the stock market indices in 2006, the Fund's 5-year compound annual rate of return continues to compare favorably.

                          Compound Annual Rate of Return
                            For 5 Years Ended 12-31-06
                   -------------------------------------------
                   SCHWARTZ VALUE FUND                 + 11.5%

                   Russell 2000 Index                  + 11.4%
                   NASDAQ Composite (a)                +  4.4%
                   S&P 500 Index                       +  6.2%

Although the Schwartz Value Fund has historically focused on investing in small and mid-cap stocks (because that's where the best values were found), increasingly we are finding attractive opportunities among larger-cap companies. Small-cap stocks have been on a tear since 2000, and as a result investor affections and valuations for these stocks are up. With the Russell 2000 small-cap index near its all-time high, it is more difficult to find undervalued small-cap ideas. In contrast, some large-cap companies have modest valuations due to several years of underperformance. In fact, some senior growth stocks are selling at prices which we believe represent real value. Accordingly, during 2006 the Fund took positions in Caterpillar Inc., Johnson & Johnson, Wal-Mart Stores, Inc., ConocoPhillips, EnCana Corporation, Legg Mason, Inc., and Berkshire Hathaway, Inc.

On December 28, 2006, the Fund paid a $3.5712 per share distribution, which was composed of $0.5650 per share of short-term gains and $3.0062 per share of long-term gains. After the distribution, the Fund ended the year with a NAV of $25.52 per share.

                                  Best regards,

                                  SCHWARTZ VALUE FUND


                                  /s/ George P. Schwartz

                                  George P. Schwartz, CFA
                                  President

January 31, 2007

(a) Excluding dividends.

SCHWARTZ VALUE FUND
PERFORMANCE (UNAUDITED)
================================================================================


            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
              IN THE SCHWARTZ VALUE FUND AND THE RUSSELL 2000 INDEX



                               [GRAPHIC OMITTED]


             RUSSELL 2000 INDEX                 SCHWARTZ VALUE FUND
             ------------------                 -------------------

            DATE          VALUE                 DATE          VALUE
            ----          -----                 ----          -----
           12/31/96     $ 10,000               12/31/96     $ 10,000
           12/31/97       12,236               12/31/97       12,804
           12/31/98       11,924               12/31/98       11,475
           12/31/99       14,459               12/31/99       11,193
           12/31/00       14,022               12/31/00       12,230
           12/31/01       14,372               12/31/01       15,666
           12/31/02       11,428               12/31/02       13,330
           12/31/03       16,828               12/31/03       18,566
           12/31/04       19,913               12/31/04       22,763
           12/31/05       20,819               12/31/05       23,635
           12/31/06       24,643               12/31/06       27,012


Past performance is not predictive of future performance.

    ------------------------------------------
               Schwartz Value Fund
         Average Annual Total Returns(a)
    (for the periods ended December 31, 2006)

    1 Year           5 Years           10 Years
    ------           -------           --------
    14.29%           11.51%            10.45%
    ------------------------------------------


(a) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.








THIS REPORT IS FOR THE INFORMATION OF SHAREHOLDERS, BUT IT MAY ALSO BE USED AS SALES LITERATURE WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND OPERATING POLICIES OF THE FUND. THE FUND IS DISTRIBUTED BY ULTIMUS FUND DISTRIBUTORS, LLC.


SCHWARTZ VALUE FUND
ANNUAL TOTAL RATES OF RETURN
COMPARISON WITH MAJOR INDICES (UNAUDITED)
===========================================================================================

                              RUSSELL   RUSSELL
          SCHWARTZ   RUSSELL    2000     2000                  VALUE               CONSUMER
            VALUE     2000     VALUE    GROWTH    NASDAQ        LINE      S&P 500   PRICE
           FUND(a)    INDEX    INDEX    INDEX   COMPOSITE(b) COMPOSITE(b)  INDEX    INDEX
-------------------------------------------------------------------------------------------
    1984    11.1%     -7.3%     2.3%    -15.8%     -11.2%       -8.4%       6.1%    3.9%
    1985    21.7%     31.1%    31.0%     31.0%      31.4%       20.7%      31.6%    3.8%
    1986    16.4%      5.7%     7.4%      3.6%       7.4%        5.0%      18.7%    1.1%
    1987    -0.6%     -8.8%    -7.1%    -10.5%      -5.3%      -10.6%       5.3%    4.4%
    1988    23.1%     24.9%    29.5%     20.4%      15.4%       15.4%      16.8%    4.4%
    1989     8.3%     16.2%    12.4%     20.2%      19.3%       11.2%      31.6%    4.6%
    1990    -5.3%    -19.5%   -21.8%    -17.4%     -17.8%      -24.3%      -3.2%    6.1%
    1991    32.0%     46.1%    41.7%     51.2%      56.8%       27.2%      30.4%    3.1%
    1992    22.7%     18.4%    29.1%      7.8%      15.5%        7.0%       7.6%    2.9%
    1993    20.5%     18.9%    23.8%     13.4%      14.7%       10.7%      10.1%    2.7%
    1994    -6.8%     -1.8%    -1.6%     -2.4%      -3.2%       -6.0%       1.3%    2.7%
    1995    16.9%     28.4%    25.8%     31.0%      39.9%       19.3%      37.5%    2.5%
    1996    18.3%     16.5%    21.4%     11.3%      22.7%       13.4%      22.9%    3.3%
    1997    28.0%     22.4%    31.8%     13.0%      21.6%       21.1%      33.4%    1.7%
    1998   -10.4%     -2.5%    -6.5%      1.2%      39.6%       -3.8%      28.6%    1.6%
    1999    -2.5%     21.3%    -1.5%     43.1%      85.6%       -1.4%      21.0%    2.7%
    2000     9.3%     -3.0%    22.8%    -22.4%     -39.3%       -8.7%      -9.1%    3.4%
    2001    28.1%      2.5%    14.0%     -9.2%     -21.0%       -6.1%     -11.9%    1.6%
    2002   -14.9%    -20.5%   -11.4%    -30.3%     -31.5%      -28.6%     -22.1%    2.4%
    2003    39.3%     47.3%    46.0%     48.5%      50.0%       37.4%      28.7%    1.9%
    2004    22.6%     18.3%    22.3%     14.3%       8.6%       11.5%      10.9%    3.3%
    2005     3.8%      4.6%     4.7%      4.2%       1.4%        2.0%       4.9%    3.4%
    2006    14.3%     18.4%    23.5%     13.4%       9.5%       11.0%      15.8%    2.5%


AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2006 (UNAUDITED)
===========================================================================================

                             RUSSELL   RUSSELL
          SCHWARTZ  RUSSELL   2000      2000                    VALUE              CONSUMER
            VALUE    2000     VALUE    GROWTH     NASDAQ        LINE      S&P 500   PRICE
           FUND(a)   INDEX    INDEX     INDEX   COMPOSITE(b) COMPOSITE(b)  INDEX    INDEX
-------------------------------------------------------------------------------------------
 3 Years    13.3%    13.6%    16.5%    10.5%        6.4%         8.1%      10.4%    3.1%
 5 Years    11.5%    11.4%    15.4%     6.9%        4.4%         4.4%       6.2%    2.7%
10 Years    10.5%     9.4%    13.3%     4.9%        6.5%         2.0%       8.4%    2.4%
23 Years    12.0%    10.6%    13.4%     7.4%        9.8%         3.8%      12.7%    3.0%

(a) Schwartz Value Fund's performance combines the performance of the Fund since its commencement of operations as a registered investment company on July 20, 1993, and the performance of RCM Partners Limited Partnership for periods prior thereto.

(b)   Excluding dividends.

SCHWARTZ VALUE FUND
TEN LARGEST EQUITY HOLDINGS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================

                                                                        % OF
    SHARES    COMPANY                                   MARKET VALUE  NET ASSETS
--------------------------------------------------------------------------------
    35,000    Rydex Russell Top 50 ETF................   $3,776,500     5.5%
   225,000    Input/Output, Inc.......................    3,066,750     4.5%
       225    Ohio Savings Financial Corporation......    2,621,250     3.8%
    75,000    Zebra Technologies Corporation - Class A    2,609,250     3.8%
   135,000    Craftmade International, Inc............    2,424,600     3.5%
   182,700    Unico American Corporation..............    2,389,716     3.5%
   150,000    Gentex Corporation......................    2,334,000     3.4%
   135,000    Lifetime Brands, Inc....................    2,218,050     3.2%
    50,000    Kinetic Concepts, Inc...................    1,977,500     2.9%
    40,000    Waters Corporation......................    1,958,800     2.9%


ASSET ALLOCATION  (UNAUDITED)
================================================================================
                                                                         % OF
    SECTOR                                                            NET ASSETS
--------------------------------------------------------------------------------
    Aerospace & Defense...........................................        1.0%
    Building Materials & Construction.............................        6.2%
    Business Services.............................................        6.3%
    Consumer - Durables...........................................        7.7%
    Consumer - Nondurables........................................       11.7%
    Consumer - Retail.............................................        6.0%
    Education.....................................................        0.5%
    Energy & Mining...............................................        6.7%
    Finance.......................................................       20.3%
    Healthcare....................................................        9.5%
    Industrial Products & Services................................        8.0%
    Real Estate...................................................        1.6%
    Technology ...................................................        7.2%
    Exchange Traded Funds.........................................        7.0%
    Cash Equivalents, Other Assets and Liabilities................        0.3%
                                                                     ---------
                                                                        100.0%
                                                                     =========

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006
================================================================================
   SHARES     COMMON STOCKS -- 92.7%                                MARKET VALUE
--------------------------------------------------------------------------------
              AEROSPACE & DEFENSE -- 1.0%
     5,000    American Science and Engineering, Inc. *............. $   297,550
     5,000    General Dynamics Corporation.........................     371,750
                                                                    -----------
                                                                        669,300
                                                                    -----------
              BUILDING MATERIALS & CONSTRUCTION -- 6.2%
    30,000    American Woodmark Corporation........................   1,255,500
    65,000    A.S.V., Inc. *.......................................   1,057,550
    75,000    Champion Enterprises, Inc. *.........................     702,000
    10,000    Pulte Homes, Inc.....................................     331,200
     2,000    Ryland Group, Inc. (The).............................     109,240
    25,000    Simpson Manufacturing Company, Inc. .................     791,250
                                                                    -----------
                                                                      4,246,740
                                                                    -----------
              BUSINESS SERVICES -- 6.3%
    15,000    Diebold, Incorporated................................     699,000
    50,000    Neogen Corporation *.................................   1,110,000
    85,000    Superior Uniform Group, Inc..........................   1,093,100
   600,000    TVI Corporation *....................................   1,410,000
                                                                    -----------
                                                                      4,312,100
                                                                    -----------
              CONSUMER -- DURABLES -- 7.7%
   135,000    Craftmade International, Inc.........................   2,424,600
    25,000    Leggett & Platt, Inc.................................     597,500
     7,500    Polaris Industries, Inc..............................     351,225
    15,000    Select Comfort Corporation *.........................     260,850
    10,000    Stanley Furniture Company, Inc. .....................     214,500
    32,500    Thor Industries, Inc.................................   1,429,675
                                                                    -----------
                                                                      5,278,350
                                                                    -----------
              CONSUMER -- NONDURABLES -- 11.7%
    10,000    Acme United Corporation..............................     144,100
    12,500    Chattem, Inc. *......................................     626,000
     7,000    Fortune Brands, Inc..................................     597,730
   100,000    Hartmarx Corporation *...............................     706,000
     1,000    K-Swiss, Inc. - Class A .............................      30,740
   135,000    Lifetime Brands, Inc.................................   2,218,050
    25,000    Prestige Brands Holdings, Inc. *.....................     325,500
    40,000    RC2 Corporation *....................................   1,760,000
     7,500    Sherwin-Williams Company (The).......................     476,850
     8,486    Velcro Industries N.V. ..............................     119,907
    40,000    Weyco Group, Inc.....................................     994,000
                                                                    -----------
                                                                      7,998,877
                                                                    -----------
              CONSUMER -- RETAIL -- 6.0%
    22,500    Chico's FAS, Inc. *..................................     465,525
     5,000    Christopher & Banks Corporation......................      93,300
    20,000    Conn's, Inc. *.......................................     465,400
    30,000    Dollar Tree Stores, Inc. *...........................     903,000
    17,500    Home Depot, Inc. ....................................     702,800

================================================================================
   SHARES     COMMON STOCKS -- 92.7% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
              CONSUMER -- RETAIL -- 6.0% (CONTINUED)
    20,000    Ross Stores, Inc..................................... $   586,000
    12,500    Wal-Mart Stores, Inc.................................     577,250
    10,000    Zale Corporation *...................................     282,100
                                                                    -----------
                                                                      4,075,375
                                                                    -----------
              EDUCATION -- 0.5%
    20,000    Nobel Learning Communities, Inc. *...................     226,800
     1,000    Strayer Education, Inc...............................     106,050
                                                                    -----------
                                                                        332,850
                                                                    -----------
              ENERGY & MINING -- 6.7%
     5,000    ConocoPhillips.......................................     359,750
     1,000    Core Laboratories N.V. *.............................      81,000
    20,000    EnCana Corporation...................................     919,000
   225,000    Input/Output, Inc. *.................................   3,066,750
     5,000    Southwestern Energy Company *........................     175,250
                                                                    -----------
                                                                      4,601,750
                                                                    -----------
              FINANCE -- BANKS & THRIFTS -- 5.8%
    36,800    Century Bancorp, Inc. - Class A......................   1,004,640
       225    Ohio Savings Financial Corporation...................   2,621,250
    10,000    Synovus Financial Corporation........................     308,300
                                                                    -----------
                                                                      3,934,190
                                                                    -----------
              FINANCE -- INSURANCE -- 10.6%
    50,000    American Safety Insurance Holdings, Ltd. *...........     927,500
        15    Berkshire Hathaway, Inc. - Class A *.................   1,649,850
    44,100    Fremont Michigan InsuraCorp, Inc. - Class A *........   1,124,550
    75,000    Meadowbrook Insurance Group, Inc. *..................     741,750
   182,700    Unico American Corporation *.........................   2,389,716
    12,500    United Fire & Casualty Company.......................     440,625
                                                                    -----------
                                                                      7,273,991
                                                                    -----------
              FINANCE -- SERVICES -- 3.9%
    11,000    Legg Mason, Inc......................................   1,045,550
     8,000    Student Loan Corporation (The).......................   1,658,400
                                                                    -----------
                                                                      2,703,950
                                                                    -----------
              HEALTHCARE -- 9.5%
    10,000    Johnson & Johnson....................................     660,200
    50,000    Kinetic Concepts, Inc. *.............................   1,977,500
     5,000    Manor Care, Inc. ....................................     234,600
    33,400    MedQuist, Inc. *.....................................     454,240
    50,000    National Dentex Corporation *........................     875,000
    12,500    Pfizer, Inc..........................................     323,750
    40,000    Waters Corporation *.................................   1,958,800
                                                                    -----------
                                                                      6,484,090
                                                                    -----------
              INDUSTRIAL PRODUCTS & SERVICES -- 8.0%
    10,000    Balchem Corporation..................................     256,800
     2,500    Caterpillar Inc......................................     153,325
    10,000    Dover Corporation....................................     490,200
   150,000    Gentex Corporation...................................   2,334,000
    25,000    Graco, Inc. .........................................     990,500

================================================================================
   SHARES     COMMON STOCKS -- 92.7% (CONTINUED)                    MARKET VALUE
--------------------------------------------------------------------------------
              INDUSTRIAL PRODUCTS & SERVICES -- 8.0%
              (CONTINUED)
     5,000    PACCAR, Inc. ........................................ $   324,500
    20,000    Strattec Security Corporation *......................     932,000
                                                                    -----------
                                                                      5,481,325
                                                                    -----------
              REAL ESTATE -- 1.6%
    16,499    I. Gordon Corporation *..............................     321,731
    22,500    PICO Holdings, Inc. *................................     782,325
                                                                    -----------
                                                                      1,104,056
                                                                    -----------
              TECHNOLOGY -- 7.2%
    10,000    ADTRAN, Inc..........................................     227,000
    25,000    Check Point Software Technologies Ltd. *.............     548,000
    11,000    Raven Industries, Inc................................     294,800
   133,068    Sparton Corporation *................................   1,115,115
     5,000    Stratasys, Inc. *....................................     157,050
    75,000    Zebra Technologies Corporation - Class A *...........   2,609,250
                                                                    -----------
                                                                      4,951,215
                                                                    -----------

              TOTAL COMMON STOCKS (Cost $52,093,915)............... $63,448,159
                                                                    -----------

================================================================================
   SHARES     OPEN-END FUNDS -- 0.0%                                MARKET VALUE
--------------------------------------------------------------------------------
        48    Sequoia Fund (Cost $6,148)........................... $     7,311
                                                                    -----------

================================================================================
   SHARES     EXCHANGE TRADED FUNDS -- 7.0%                         MARKET VALUE
--------------------------------------------------------------------------------
    15,000    iShares S&P 100 Index Fund........................... $   991,800
    35,000    Rydex Russell Top 50 ETF.............................   3,776,500
                                                                    -----------

              TOTAL EXCHANGE TRADED FUNDS (Cost $4,168,210)........ $ 4,768,300
                                                                    -----------

================================================================================
    FACE
   AMOUNT     REPURCHASE AGREEMENTS (1) -- 0.8%                     MARKET VALUE
--------------------------------------------------------------------------------
  $523,406    U.S. Bank N.A., 4.10%, dated 12/29/06, due 01/02/07
                repurchase proceeds: $523,644 (Cost $523,406)...... $   523,406
                                                                    -----------

              TOTAL INVESTMENTS AT MARKET VALUE -- 100.5%
              (Cost $56,791,679)................................... $68,747,176

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5%)......    (338,800)
                                                                    -----------

              NET ASSETS -- 100.0%................................. $68,408,376
                                                                    ===========

*     Non-income producing security.

(1)   Repurchase  agreement is fully  collateralized  by $523,406  FGCI,  Pool #
      G11649,  4.50%,  due  02/01/2020.   The  aggregate  market  value  of  the
      collateral at December 31, 2006 was $533,991.

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
================================================================================
ASSETS
Investments, at market value (cost of $56,791,679) (Note 1) .....  $ 68,747,176
Receivable for capital shares sold ..............................         1,920
Dividends and interest receivable ...............................        55,273
Other assets ....................................................        18,217
                                                                   ------------
   TOTAL ASSETS .................................................    68,822,586
                                                                   ------------

LIABILITIES
Payable for capital shares redeemed .............................         1,700
Payable for investment securities purchased .....................       210,078
Accrued investment advisory fees (Note 2) .......................       173,520
Payable to affiliate (Note 2) ...................................         8,700
Other accrued expenses ..........................................        20,212
                                                                   ------------
   TOTAL LIABILITIES ............................................       414,210
                                                                   ------------

NET ASSETS ......................................................  $ 68,408,376
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital .................................................  $ 56,497,248
Distributions in excess of net realized gains from security
  transactions ..................................................       (44,369)
Net unrealized appreciation on investments ......................    11,955,497
                                                                   ------------
NET ASSETS ......................................................  $ 68,408,376
                                                                   ============

Shares of beneficial interest outstanding (unlimited number of
   shares authorized, no par value) .............................     2,680,773
                                                                   ============

Net asset value, offering price and redemption price per share ..  $      25.52
                                                                   ============

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006
================================================================================
INVESTMENT INCOME
   Dividends .....................................................  $   651,782
   Interest ......................................................       65,307
                                                                    -----------
     TOTAL INCOME ................................................      717,089
                                                                    -----------

EXPENSES
   Investment advisory fees (Note 2) .............................      711,729
   Administration, accounting and transfer agent fees (Note 2) ...      104,407
   Legal and audit fees ..........................................       34,777
   Trustees' fees and expenses ...................................       23,446
   Registration fees .............................................       22,750
   Postage and supplies ..........................................       13,794
   Custodian fees ................................................       13,209
   Reports to shareholders .......................................        9,913
   Insurance expense .............................................        7,215
   Compliance service fees .......................................        5,331
   Other expenses ................................................       17,771
                                                                    -----------
     TOTAL EXPENSES ..............................................      964,342
                                                                    -----------

NET INVESTMENT LOSS ..............................................     (247,253)
                                                                    -----------

REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS
   Net realized gains from security transactions .................    9,136,372
   Net realized gains from in-kind redemptions (Note 1) ..........    1,315,022
   Net change in unrealized appreciation/(depreciation) on
     investments .................................................   (1,132,513)
                                                                    -----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS .................    9,318,881
                                                                    -----------

NET INCREASE IN NET ASSETS FROM OPERATIONS .......................  $ 9,071,628
                                                                    ===========

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
===================================================================================================
                                                                         YEAR ENDED     YEAR ENDED
                                                                        DECEMBER 31,   DECEMBER 31,
                                                                            2006           2005
---------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss ...............................................  $   (247,253)  $   (464,040)
   Net realized gains from security transactions .....................     9,136,372      6,895,911
   Net realized gains from in-kind redemptions (Note 1) ..............     1,315,022      1,621,009
   Net change in unrealized appreciation/(depreciation) on investments    (1,132,513)    (5,594,639)
                                                                        ------------   ------------
Net increase in net assets from operations ...........................     9,071,628      2,458,241
                                                                        ------------   ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gains on investments ............................    (8,564,394)    (6,701,121)
                                                                        ------------   ------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .........................................     3,542,040      4,817,052
   Reinvestment of distributions to shareholders .....................     7,110,164      5,575,730
   Payments for shares redeemed ......................................   (12,236,951)   (13,173,652)
                                                                        ------------   ------------
Net decrease in net assets from capital share transactions ...........    (1,584,747)    (2,780,870)
                                                                        ------------   ------------

TOTAL DECREASE IN NET ASSETS .........................................    (1,077,513)    (7,023,750)

NET ASSETS
   Beginning of year .................................................    69,485,889     76,509,639
                                                                        ------------   ------------
   End of year .......................................................  $ 68,408,376   $ 69,485,889
                                                                        ============   ============

ACCUMULATED NET INVESTMENT INCOME ....................................  $         --   $         --
                                                                        ============   ============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .......................................................       131,398        176,867
   Shares issued in reinvestment of distributions to shareholders ....       277,308        216,968
   Shares redeemed ...................................................      (458,868)      (492,565)
                                                                        ------------   ------------
   Net decrease in shares outstanding ................................       (50,162)       (98,730)
   Shares outstanding, beginning of year .............................     2,730,935      2,829,665
                                                                        ------------   ------------
   Shares outstanding, end of year ...................................     2,680,773      2,730,935
                                                                        ============   ============

See notes to financial statements.

SCHWARTZ VALUE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
===========================================================================================================================
                                                  YEAR             YEAR            YEAR            YEAR            YEAR
                                                  ENDED            ENDED          ENDED            ENDED          ENDED
                                                 DEC. 31,         DEC. 31,       DEC. 31,        DEC. 31,        DEC. 31,
                                                  2006             2005            2004            2003            2002
---------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year .......  $       25.44   $       27.04   $       25.84   $       20.20   $       23.74
                                              -------------   -------------   -------------   -------------   -------------

Income/(loss) from investment operations:
  Net investment loss ......................          (0.09)          (0.17)          (0.21)          (0.16)          (0.21)
  Net realized and unrealized gains/(losses)
     on investments ........................           3.74            1.23            6.02            8.10           (3.33)
                                              -------------   -------------   -------------   -------------   -------------
Total from investment operations ...........           3.65            1.06            5.81            7.94           (3.54)
                                              -------------   -------------   -------------   -------------   -------------

Less distributions:
  From net realized gains on investments ...          (3.57)          (2.66)          (4.61)          (2.30)           --
                                              -------------   -------------   -------------   -------------   -------------

Net asset value at end of year .............  $       25.52   $       25.44   $       27.04   $       25.84   $       20.20
                                              =============   =============   =============   =============   =============

Total return (a) ...........................           14.3%            3.8%           22.6%           39.3%          (14.9)%
                                              =============   =============   =============   =============   =============

Ratios/Supplementary Data:
Net assets at end of year (000's) ..........  $      68,408   $      69,486   $      76,510   $      59,592   $      44,261
                                              =============   =============   =============   =============   =============

Ratio of expenses to average net assets ....           1.38%           1.61%           1.82%           1.89%           1.95%

Ratio of net investment loss to
  average net assets .......................          (0.35)%         (0.65)%         (0.84)%         (0.73)%         (0.98)%

Portfolio turnover rate ....................             82%             78%             83%             74%            103%

(a) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect any reduction for sales charges, nor do they reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

See notes to financial statements.

SCHWARTZ VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006
================================================================================

1.   SIGNIFICANT ACCOUNTING POLICIES

Schwartz Value Fund (the "Fund") is a diversified series of Schwartz Investment Trust (the "Trust"), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated August 31, 1992. The Fund is registered under the Investment Company Act of 1940 and commenced operations on July 20, 1993. The Fund determines and makes available for publication the net asset value of its shares on a daily basis.

The investment objective of the Fund is to seek long-term capital appreciation. See the Prospectus for information regarding the principal investment strategies of the Fund.

Shares of the Fund are sold at net asset value. To calculate the net asset value, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share. Prior to September 1, 2006, shares of the Fund were subject to a contingent deferred sales charge ("CDSC").

The following is a summary of significant  accounting  policies  followed by the
Fund:

     (A) VALUATION OF INVESTMENTS -- Securities which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing primarily capital stock of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

     (B) INCOME TAXES -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

================================================================================
     In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

     The tax character of distributable earnings at December 31, 2006 was as follows:

         Unrealized appreciation                                $ 11,911,066
         Undistributed long-term gains                                    62
                                                                ------------
         Total distributable earnings                           $ 11,911,128
                                                                ============

     For federal income tax purposes, the cost of portfolio investments amounted to $56,836,110 at December 31, 2006. The composition of unrealized appreciation (the excess of value over tax cost) and unrealized depreciation (the excess of tax cost over value) was as follows:

         Gross unrealized appreciation                          $ 13,196,353
         Gross unrealized depreciation                           ( 1,285,287)
                                                                ------------
         Net unrealized appreciation                            $ 11,911,066
                                                                ============

     The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

     During the year ended December 31, 2006, the Fund realized $1,315,022 of net capital gains resulting from in-kind redemptions - in which shareholders who redeemed Fund shares received securities held by the Fund rather than cash. The Fund recognizes a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities. Such gains are not taxable to the Fund and are not required to be distributed to shareholders.

     For the year ended December 31, 2006, the Fund reclassified $247,253 of net investment loss against distributions in excess of net realized gains from security transactions and reclassified its net capital gains resulting from in-kind redemptions of $1,315,022 against paid-in capital on the Statement of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, have no effect on the Fund's net assets or net asset value per share.

     (C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

================================================================================
     (D) DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income and net capital gains, if any, are declared and paid annually in December. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the years ended December 31, 2006 and December 31, 2005 was as follows:

                                                    Long-Term
                                   Ordinary       Capital Total        Total
            Period Ended            Income            Gains        Distributions
         -----------------------------------------------------------------------
         December 31, 2006      $  1,354,903      $  7,209,491    $   8,564,394
         December 31, 2005      $    974,486      $  5,726,635    $   6,701,121

     (E) REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements (agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements may be deemed to be loans by the Fund. The Fund's policy is to take possession of U.S. Government obligations as collateral under a repurchase agreement and, on a daily basis, mark-to-market such obligations to ensure that their value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the repurchase agreement.

     (F) ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (G) COMMON EXPENSES -- Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

2.   INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The President of the Trust is also the President and Chief Investment Officer of Schwartz Investment Counsel, Inc. (the "Adviser"). Certain other officers of the Trust are officers of the Adviser, or of Ultimus Fund Solutions, LLC ("Ultimus"), the administrative, accounting and transfer agent for the Fund, or of Ultimus Fund Distributors, LLC (the "Distributor"), the Fund's principal underwriter.

Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is responsible for the management of the Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. Effective as of February 1, 2006, the Adviser receives from the Fund a quarterly fee at the annual rate of 1.00% of its average daily net assets. Prior to February 1, 2006, the Adviser received from the Fund a quarterly fee at the annual rate of 1.25% of its average daily net assets up to $100 million and 1.00% of such assets in excess of $100 million.

================================================================================
Pursuant to a Mutual Fund Services Agreement between the Fund and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily net asset value per share, maintains the financial books and records of the Fund, maintains the records of each shareholder's account, and processes purchases and redemptions of the Fund's shares. For the performance of these services, the Fund pays Ultimus a fee, payable monthly, at an annual rate of 0.15% of its average daily net assets, subject to a minimum monthly fee of $4,000. For the year ended December 31, 2006, the Fund paid $104,407 to Ultimus for mutual fund services.

Pursuant to a Distribution Agreement between the Fund and the Distributor, the Distributor serves as the Fund's exclusive agent for the distribution of its shares. During the year ended December 31, 2006, the Distributor collected $545 of CDSCs imposed on redemptions of Fund shares. The Distributor is an affiliate of Ultimus.

3.   INVESTMENT TRANSACTIONS

During the year ended December 31, 2006, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, amounted to $55,982,425 and $67,345,088, respectively.

4.  CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

5. NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

================================================================================
In September  2006,  the  Financial  Accounting  Standards  Board (FASB)  issued
Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

SCHWARTZ VALUE FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================
To the Shareholders and Board of Trustees
Schwartz Value Fund:

We have audited the accompanying statement of assets and liabilities of Schwartz Value Fund (the "Fund"), including the schedule of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Schwartz Value Fund as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois
February 9, 2007

SCHWARTZ VALUE FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED)
================================================================================
Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

                                                                 Position Held        Length of
Trustee/Officer                 Address                   Age    with the Trust       Time Served
-------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
*  Gregory J. Schwartz          3707 W. Maple Road,        65    Chairman of the      Since 1992
                                Bloomfield Hills, MI             Board/Trustee

*  George P. Schwartz, CFA      3707 W. Maple Road,        62    President/Trustee    Since 1992
                                Bloomfield Hills, MI

INDEPENDENT TRUSTEES:

   John E. Barnds               640 Lakeside Road          74    Trustee              Since 2005
                                Birmingham, MI

   Peter F. Barry               3707 W. Maple Road,        79    Trustee              Since 2004
                                Bloomfield Hills, MI

   Donald J. Dawson, Jr.        333 W. Seventh Street,     59    Trustee              Since 1993
                                Royal Oak, MI

   Fred A. Erb                  800 Old North Woodward,    83    Trustee Emeritus     Since 1994
                                Birmingham, MI

   Sidney F. McKenna            1173 Banbury Circle,       84    Trustee Emeritus     Since 1993
                                Bloomfield Hills, MI

EXECUTIVE OFFICERS:

*  Richard L. Platte, Jr., CFA  3707 W. Maple Road,        55    Vice President       Since 1993
                                Bloomfield Hills, MI             and Secretary

*  Timothy S. Schwartz          3707 W. Maple Road,        35    Treasurer            Since 2000
                                Bloomfield Hills, MI

*  Becky S. Renaud              3707 W. Maple Road,        34    Chief Compliance     Since 2006
                                Bloomfield Hills, MI             Officer

* Gregory J. Schwartz, George P. Schwartz, Richard L. Platte, Jr., Timothy S. Schwartz and Becky S. Renaud, as affiliated persons of Schwartz Investment Counsel, Inc., the Fund's investment adviser, are "interested persons" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. Gregory J. Schwartz and George P. Schwartz are brothers and Timothy S. Schwartz is the son of George P. Schwartz and the nephew of Gregory J. Schwartz.

Each Trustee oversees six portfolios of the Trust: the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund, the Ave Maria Bond Fund and the Schwartz Value Fund. The principal occupations of the Trustees and executive officers of the Trust during the past five years and public directorships held by the Trustees are set forth below:

BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)
================================================================================
Gregory J. Schwartz is Chairman of Gregory J. Schwartz & Co., Inc., a registered broker-dealer.

George P. Schwartz, CFA is President and Chief Investment Officer of Schwartz Investment Counsel, Inc. and is the portfolio manager of the Fund.

John E. Barnds is retired First Vice President of National Bank of Detroit.

Peter F. Barry is retired President of Cadillac Rubber & Plastics Company (a manufacturer of rubber and plastics components).

Donald J. Dawson, Jr. is Chairman of Payroll 1, Inc. (a payroll processing company).

Fred A. Erb is Chairman and Chief Executive Officer of Edgemere Enterprises, Inc. (a real estate investment, development and management company).

Sidney F. McKenna is retired Senior Vice President of United Technologies Corporation (a major manufacturer of aircraft engines and other industrial products).

Richard L. Platte, Jr., CFA is Executive Vice President and Secretary of Schwartz Investment Counsel, Inc.

Timothy S. Schwartz is Vice President and Treasurer of Schwartz Investment Counsel, Inc.

Becky S. Renaud is Chief Financial Officer and Chief Compliance Officer of Schwartz Investment Counsel, Inc.

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call (888) 726-0753.

FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================
In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from net realized gains made by the Fund during the year ended December 31, 2006. On December 28, 2006, the Fund declared and paid a short-term capital gain distribution of $0.5650 per share and a long-term capital gain distribution of $3.0062 per share. As provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003, both the short-term capital gain distribution of $0.5650 per share and the long-term capital gain distribution of $3.0062 per share may be subject to a maximum tax rate of 15%. Early in 2007, as required by federal regulations, shareholders received notification of their portion of the Fund's taxable capital gain distribution, if any, paid during the 2006 calendar year.

SCHWARTZ VALUE FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================
We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (July 1, 2006) and held until the end of the period (December 31, 2006).

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge a sales load.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's Prospectus.
--------------------------------------------------------------------------------
                                   Beginning         Ending
                                 Account Value    Account Value   Expenses Paid
                                 July 1, 2006   December 31, 2006 During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00        $1,083.30          $7.25
Based on Hypothetical 5% Return
  (before expenses)                $1,000.00        $1,018.25          $7.02
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.38% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

SCHWARTZ VALUE FUND
OTHER INFORMATION (UNAUDITED)
================================================================================
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free (888) 726-0753, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free (888) 726-0753, or on the SEC's website http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling (888) 726-0753. Furthermore, you may obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SCHWARTZ VALUE FUND
INVESTMENT PHILOSOPHY
================================================================================
Schwartz Value Fund (the "Fund") seeks long-term capital appreciation through value investing - purchasing shares of strong, growing companies at reasonable prices. Because the Adviser believes small and medium size companies offer vast reward opportunities, fundamental analysis is used to identify emerging companies with outstanding business characteristics. Sometimes the best values are issues not followed closely by Wall Street analysts.

Most value investors buy fair companies at an excellent price. The Fund attempts to buy excellent companies at a fair price. The essence of value investing is finding companies with great business characteristics, which by their nature offer a margin of safety. A truly fine business requires few assets to provide a consistently expanding stream of income. The Fund purchases shares which are temporarily out-of-favor and selling below intrinsic value.

A common thread in the Fund's investments is that the market price is below what a corporate or entrepreneurial buyer might be willing to pay for the entire business. The auction nature and the inefficiencies of the stock market are such that the Fund can often buy a minority interest in a fine company at a small fraction of the price per share necessary to acquire the entire company.

SCHWARTZ VALUE FUND
a series of
Schwartz Investment Trust
3707 W. Maple Road
Suite 100
Bloomfield Hills, Michigan 48301

BOARD OF TRUSTEES
Gregory J. Schwartz, Chairman
George P. Schwartz, CFA
John E. Barnds
Peter F. Barry
Donald J. Dawson, Jr.
Fred A. Erb, Emeritus
Sidney F. McKenna, Emeritus

OFFICERS
George P. Schwartz, CFA, President
Richard L. Platte, Jr., CFA, V.P./Secretary
Timothy S. Schwartz, Treasurer
Robert G. Dorsey, Assistant Secretary
John F. Splain, Assistant Secretary
Mark J. Seger, CPA, Assistant Treasurer
Theresa M. Bridge, CPA, Assistant Treasurer
Craig J. Hunt, Assistant Vice President
Becky S. Renaud, Chief Compliance Officer

INVESTMENT ADVISER
SCHWARTZ INVESTMENT COUNSEL, INC.
3707 W. Maple Road
Suite 100
Bloomfield Hills, Michigan 48301

DISTRIBUTOR
ULTIMUS FUND DISTRIBUTORS, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

CUSTODIAN
US BANK, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

ADMINISTRATOR
ULTIMUS FUND SOLUTIONS, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
DELOITTE & TOUCHE LLP
111 S. Wacker Drive
Chicago, Illinois 60606

LEGAL COUNSEL
SULLIVAN & WORCESTER LLP
1666 K Street, NW, Suite 700
Washington, D.C. 20006

                               [GRAPHIC OMITTED]






                                          SCHWARTZ INVESTMENT TRUST
         AVE MARIA
           MUTUAL
           FUNDS


AVE MARIA CATHOLIC VALUES FUND

   AVE MARIA GROWTH FUND

AVE MARIA RISING DIVIDEND FUND

 AVE MARIA OPPORTUNITY FUND

    AVE MARIA BOND FUND



                                                  ANNUAL REPORT
                                                      2006

SHAREHOLDER ACCOUNTS               AVE MARIA               CORPORATE OFFICES
  c/o Ultimus Fund                   MUTUAL                3707 W. Maple Road
   Solutions, LLC                    FUNDS                    Suite 100
   P.O. Box 46707                                     Bloomfield Hills, MI 48301
Cincinnati, OH 45246            [GRAPHIC OMITTED]           (248) 644-8500
   (888) 726-9331                                         Fax (248) 644-4250

Dear Shareowner of:

           Ave Maria Catholic Values Fund (AVEMX), started May 1, 2001 Ave Maria Growth Fund (AVEGX), started May 1, 2003
           Ave Maria Bond Fund (AVEFX), started May 1, 2003
           Ave Maria Rising Dividend Fund (AVEDX), started May 2, 2005 Ave Maria Opportunity Fund (AVESX), started May 1, 2006
           Ave Maria Money Market Account, started July 1, 2006

The family of Ave Maria Mutual Funds continued to grow in 2006, with the addition of the Ave Maria Opportunity Fund (AVESX), a small-cap focused mutual fund, and the Ave Maria Money Market Account. With these two new investment vehicles added to our list of offerings, pro-life and pro-family investors have an even wider array of diversification options.

On July 1, 2006, Schwartz Investment Counsel, Inc., the investment manager of all the Ave Maria Mutual Funds, entered into a joint venture with Federated Securities, Inc. to offer the Ave Maria Money Market Account. This money market Fund is managed by Federated, and adheres to the same moral principles as all the Ave Maria Mutual Funds. Federated Securities, Inc. is Pittsburgh-based and is one of the largest and oldest managers of money market funds in the country. We are blessed to be in partnership with this highly respected firm.

As portfolio managers of the Ave Maria Mutual Funds, we screen out companies based on the guidelines established by our Catholic Advisory Board. This eliminates from consideration companies related to abortion, pornography, and companies which offer their employees non-marital partner benefits. Apparently that approach has appeal; at least 15,000 people, at last count, have invested in the Ave Maria Mutual Funds.

Importantly, the investment performance of all the Ave Maria Funds has been respectable. I'm happy to report that Morningstar* has recently rated each of our three Funds which are more than three years old - Catholic Values, Growth, and Bond - a 4-star rating (out of 5 stars). Our investment research emphasis on fundamentals with a long-term focus seems to be working.

Thanks for being a shareowner.
                                   Sincerely,


                            /s/ George P. Schwartz

                             George P. Schwartz, CFA
                                    President

January 31, 2007



* Source: Morningstar 12/31/06. For each fund with at least a 3-year history, Morningstar calculates a risk-adjusted measure that accounts for variation in a fund's monthly performance (including the effects of all sales charges), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive a Morningstar Rating(TM) of 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The Ave Maria Catholic Values Fund was rated against 378 and 310 mid-cap blend funds, and received Morningstar Ratings of 3 stars and 4 stars for the 3 and 5 year periods, respectively. The Ave Maria Growth Fund was rated against 823 mid-cap growth funds and received Morningstar Rating of 4 stars for the 3 year period. The Ave Maria Bond Fund was rated against 951 intermediate-term bond funds and received
      Morningstar Rating of 4 stars for the 3 year period. (C) 2006. Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS
==================================================================================================
Ave Maria Catholic Values Fund:
      Portfolio Manager Commentary..........................................................     1
      Performance...........................................................................     3
      Annual Total Rates of Return Comparison with Major Indices............................     4
      Ten Largest Equity Holdings...........................................................     5
      Asset Allocation......................................................................     5
      Schedule of Investments...............................................................     6

Ave Maria Growth Fund:
      Portfolio Manager Commentary..........................................................     9
      Performance...........................................................................    11
      Ten Largest Equity Holdings...........................................................    12
      Asset Allocation......................................................................    12
      Schedule of Investments...............................................................    13

Ave Maria Rising Dividend Fund:
      Portfolio Manager Commentary..........................................................    15
      Performance...........................................................................    16
      Ten Largest Equity Holdings...........................................................    17
      Asset Allocation......................................................................    17
      Schedule of Investments...............................................................    18

Ave Maria Opportunity Fund:
      Portfolio Manager Commentary..........................................................    20
      Performance...........................................................................    21
      Ten Largest Equity Holdings...........................................................    22
      Asset Allocation......................................................................    22
      Schedule of Investments...............................................................    23

Ave Maria Bond Fund:
      Portfolio Manager Commentary..........................................................    26
      Performance...........................................................................    28
      Ten Largest Holdings..................................................................    29
      Asset Allocation......................................................................    29
      Schedule of Investments...............................................................    30

Statements of Assets and Liabilities........................................................    33

Statements of Operations....................................................................    34

Statements of Changes in Net Assets:
   Ave Maria Catholic Values Fund...........................................................    35
   Ave Maria Growth Fund....................................................................    36
   Ave Maria Rising Dividend Fund...........................................................    37
   Ave Maria Opportunity Fund...............................................................    38
   Ave Maria Bond Fund......................................................................    39


AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS (CONTINUED)
==================================================================================================
Financial Highlights:
   Ave Maria Catholic Values Fund...........................................................    40
   Ave Maria Growth Fund....................................................................    41
   Ave Maria Rising Dividend Fund...........................................................    42
   Ave Maria Opportunity Fund...............................................................    43
   Ave Maria Bond Fund - Class I............................................................    44
   Ave Maria Bond Fund - Class R............................................................    45

Notes to Financial Statements...............................................................    46

Report of Independent Registered Public Accounting Firm.....................................    54

Board of Trustees and Executive Officers....................................................    55

Catholic Advisory Board.....................................................................    57

Federal Tax Information.....................................................................    58

About Your Fund's Expenses..................................................................    59

Other Information...........................................................................    62

Results of a Special Meeting of Shareholders of Ave Maria Opportunity Fund..................    62



THIS REPORT IS FOR THE INFORMATION OF SHAREHOLDERS OF THE AVE MARIA MUTUAL FUNDS, BUT IT MAY ALSO BE USED AS SALES LITERATURE WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND OPERATING POLICIES OF THE FUNDS. THE AVE MARIA FUNDS ARE DISTRIBUTED BY ULTIMUS FUND DISTRIBUTORS, LLC.

AVE MARIA CATHOLIC VALUES FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================

Dear Fellow Shareowner:

The Ave Maria Catholic Values Fund had a 14.2% total return in 2006 compared to 15.8% for the S&P 500 Index and 10.3% for the S&P 400 MidCap Index. Since inception on May 1, 2001, the Fund has outperformed both benchmarks:

                                       From 5-01-01 (Inception) Through 12-31-06
                                                     Total Returns
                                       -----------------------------------------
                                              Cumulative       Annualized
                                              ----------       ----------
   Ave Maria Catholic Values Fund (AVEMX)        86.7%           11.7%
   S&P 500 Index                                 23.6%            3.8%
   S&P 400 MidCap Index                          66.9%            9.5%

For the third consecutive year the stock market finished strong following a lackluster first half. 2006's second half gain was fueled by double-digit corporate profit growth, declining energy prices and the Federal Reserve's decision to refrain from further rate hikes after July. We anticipate a continuation of economic trends that should provide a favorable environment for equities in 2007, not withstanding a slower rate of corporate profit growth.

The Fund's investment return in 2006 can be attributed to a broad range of stocks across many industries, but notable out-performers included Input/Output, Inc., Fargo Electronics, Inc,. Thor Industries, Inc., The Sherwin Williams Company, Meadowbrook Insurance Group, Inc., and Dollar Tree Stores, Inc. Stocks with the largest negative impact were ProQuest Company, Lifetime Brands, Inc., Mohawk Industries, Inc., and Pulte Homes, Inc. A number of the weaker performers are related to residential construction, but notably many of them recovered nicely late in the year.

In 2006 we sold shares of six companies as a result of their changed corporate policies, which violated the Fund's moral screens. These holdings were liquidated, as we were unable to persuade these companies to change their offensive behavior.

Other  significant  eliminations  from the Fund in the second  half of this year
were:  Lincare  Holdings,   Inc.  because  of  concerns  over  reduced  Medicare
reimbursement rates; Christopher & Banks Corporation, First Marblehead Corporation and Core Laboratories N.V., which appreciated beyond our price objectives, and SEMCO Energy, Inc. due to deteriorating fundamentals.

The Fund took advantage of opportunities to invest in a number of larger capitalization companies this year including United Technologies Corporation, Legg Mason, Inc., Johnson Controls, Inc., Stryker Corporation and ITT Corporation. We are finding more attractive values in larger companies as

AVE MARIA CATHOLIC VALUES FUND
PORTFOLIO MANAGER COMMENTARY (CONTINUED)
================================================================================

corporate, hedge fund and private equity buyout activity has bid up the stock prices of many smaller companies. One notable area of exception is the insurance industry where we now own a number of small specialty insurers purchased at attractive valuations including American Safety Insurance Holdings, Ltd., The Hanover Insurance Group Inc., Meadowbrook Insurance Group, Inc., Unico American Corporation, and United Fire & Casualty Company.

As of December 31, 2006, the Ave Maria Catholic Values Fund was 4-star rated by Morningstar* (out of 310 mid-cap blend funds). Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5-, and 10-year (if applicable) rating metrics.

Thank you for being a shareowner. It's our privilege to manage the Fund for you.

Sincerely,


/s/ George P. Schwartz                               /s/ Gregory R. Heilman

George P. Schwartz, CFA                              Gregory R. Heilman, CFA
Co-Portfolio Manager                                 Co-Portfolio Manager



* Source: Morningstar 12/31/06. For each fund with at least a 3-year history, Morningstar calculates a risk-adjusted measure that accounts for variation in a fund's monthly performance (including the effects of all sales charges), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive a Morningstar Rating(TM) of 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The Ave Maria Catholic Values Fund was rated against 378 and 310 mid-cap blend funds, and received Morningstar Ratings of 3 stars and 4 stars for the 3 and 5 year periods, respectively. (C) 2006. Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

AVE MARIA CATHOLIC VALUES FUND
PERFORMANCE (UNAUDITED)
================================================================================

            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE AVE MARIA CATHOLIC VALUES FUND, THE S&P 500 INDEX,
                         AND THE S&P 400 MID CAP INDEX

                               [GRAPHIC OMITTED]

                                                           AVE MARIA CATHOLIC
     S&P 500 INDEX            S&P 400 MID CAP INDEX           VALUES FUND
     -------------            ---------------------        ------------------

    DATE           VALUE        DATE           VALUE       DATE          VALUE
    ----           -----        ----           -----       ----          -----
  05/01/01     $  10,000      05/01/01     $  10,000     05/01/01     $  10,000
  06/30/01         9,690      06/30/01        10,110     06/30/01        10,370
  09/30/01         8,268      09/30/01         8,435     09/30/01         9,360
  12/31/01         9,151      12/31/01         9,952     12/31/01        10,529
  03/31/02         9,177      03/31/02        10,622     03/31/02        11,201
  06/30/02         7,947      06/30/02         9,633     06/30/02        10,970
  09/30/02         6,574      09/30/02         8,039     09/30/02         9,236
  12/31/02         7,128      12/31/02         8,508     12/31/02         9,496
  03/31/03         6,904      03/31/03         8,131     03/31/03         8,904
  06/30/03         7,967      06/30/03         9,564     06/30/03        10,649
  09/30/03         8,177      09/30/03        10,194     09/30/03        11,552
  12/31/03         9,173      12/31/03        11,538     12/31/03        12,872
  03/31/04         9,328      03/31/04        12,123     03/31/04        13,982
  06/30/04         9,489      06/30/04        12,240     06/30/04        14,184
  09/30/04         9,311      09/30/04        11,984     09/30/04        14,235
  12/31/04        10,171      12/31/04        13,441     12/31/04        15,459
  03/31/05         9,952      03/31/05        13,387     03/31/05        15,459
  06/30/05        10,088      06/30/05        13,958     06/30/05        15,660
   9/30/05        10,452       9/30/05        14,639      9/30/05        15,956
  12/31/05        10,670      12/31/05        15,129     12/31/05        16,354
   3/31/06        11,119       3/31/06        16,284      3/31/06        17,950
   6/30/06        10,959       6/30/06        15,771      6/30/06        17,244
   9/30/06        11,580       9/30/06        15,600      9/30/06        17,244
  12/31/06        12,357      12/31/06        16,690     12/31/06        18,674

Past performance is not predictive of future performance.

-------------------------------------------
   Ave Maria Catholic Values Fund
  Average Annual Total Returns (a)
(for periods ended December 31, 2006)

                               Since
   1 Year         5 Year    Inception(b)
   ------         ------    ------------
   14.19%(c)       12.14%      11.65%
-------------------------------------------

(a) The returns shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Represents the period from the commencement of operations (May 1, 2001) through December 31, 2006.

AVE MARIA CATHOLIC VALUES FUND
ANNUAL TOTAL RATES OF RETURN
COMPARISON WITH MAJOR INDICES (UNAUDITED)
==============================================================================================

         AVE MARIA CATHOLIC   S&P 500      S&P 400        NASDAQ      VALUE LINE     CONSUMER
             VALUES FUND       INDEX    MIDCAP INDEX   COMPOSITE(b)  COMPOSITE(b)  PRICE INDEX
----------------------------------------------------------------------------------------------
2001(a)          5.3%          -8.5%        -0.5%         -10.1%        -7.3%         0.0%
2002            -9.8%         -22.1%       -14.5%         -31.5%       -28.6%         2.4%
2003            35.6%          28.7%        35.6%          50.0%        37.4%         1.9%
2004            20.1%          10.9%        16.5%           8.6%        11.5%         3.3%
2005             5.8%           4.9%        12.6%           1.4%         2.0%         3.4%
2006            14.2%          15.8%        10.3%           9.5%        11.0%         2.5%


AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2006 (UNAUDITED)
==============================================================================================

         AVE MARIA CATHOLIC   S&P 500      S&P 400        NASDAQ      VALUE LINE     CONSUMER
             VALUES FUND       INDEX    MIDCAP INDEX   COMPOSITE(b)  COMPOSITE(b)  PRICE INDEX
----------------------------------------------------------------------------------------------
3 Years          13.2%         10.4%        13.1%           6.4%         8.1%         3.1%
5 Years          12.1%          6.2%        10.9%           4.4%         4.4%         2.7%
Since Inception  11.7%          3.8%         9.5%           1.9%         2.5%         2.4%

(a) Represents the period from the commencement of operations (May 1, 2001) through December 31, 2001.

(b)   Excluding dividends.

AVE MARIA CATHOLIC VALUES FUND
TEN LARGEST EQUITY HOLDINGS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================================
     SHARES      COMPANY                                        MARKET VALUE     % OF NET ASSETS
------------------------------------------------------------------------------------------------
     625,000     Gentex Corporation ........................    $ 9,725,000             3.8%
     680,000     Input/Output, Inc. ........................      9,268,400             3.6%
     225,000     Kinetic Concepts, Inc. ....................      8,898,750             3.4%
     290,000     Dollar Tree Stores, Inc. ..................      8,729,000             3.4%
     185,000     RC2 Corporation ...........................      8,140,000             3.2%
     470,000     Lifetime Brands, Inc. .....................      7,722,100             3.0%
     200,000     Zebra Technologies Corporation - Class A ..      6,958,000             2.7%
     150,000     Thor Industries, Inc. .....................      6,598,500             2.6%
     100,000     Sherwin-Williams Company (The) ............      6,358,000             2.5%
      30,000     Student Loan Corporation (The) ............      6,219,000             2.4%

ASSET ALLOCATION (UNAUDITED)
================================================================================================
    SECTOR                                                                       % OF NET ASSETS
------------------------------------------------------------------------------------------------
    Aerospace & Defense ......................................................          3.6%
    Building Materials & Construction ........................................          6.8%
    Business Services ........................................................          2.3%
    Consumer - Durables ......................................................          9.2%
    Consumer - Nondurables ...................................................         11.4%
    Consumer - Retail ........................................................          7.2%
    Energy & Mining ..........................................................          8.5%
    Finance ..................................................................         14.8%
    Healthcare ...............................................................         10.0%
    Industrial Products & Services ...........................................         12.2%
    Real Estate ..............................................................          0.7%
    Technology ...............................................................          6.5%
    Cash Equivalents, Other Assets and Liabilities............................          6.8%
                                                                                    -------
                                                                                      100.0%
                                                                                    =======

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006
=================================================================================================
      SHARES    COMMON STOCKS -- 93.2%                                              MARKET VALUE
-------------------------------------------------------------------------------------------------
                AEROSPACE & DEFENSE -- 3.6%
      30,000       American Science and Engineering, Inc. *....................   $    1,785,300
      80,000       General Dynamics Corporation ...............................        5,948,000
      40,000       Mine Safety Appliances Company .............................        1,466,000
                                                                                  --------------
                                                                                       9,199,300
                                                                                  --------------
                BUILDING MATERIALS & CONSTRUCTION -- 6.8%
     100,000       American Woodmark Corporation ..............................        4,185,000
     232,400       Champion Enterprises, Inc. *................................        2,175,264
     125,000       Pulte Homes, Inc. ..........................................        4,140,000
      70,000       Ryland Group, Inc. (The)....................................        3,823,400
     100,000       Simpson Manufacturing Company, Inc. ........................        3,165,000
                                                                                  --------------
                                                                                      17,488,664
                                                                                  --------------
                BUSINESS SERVICES -- 2.3%
      65,000       Diebold, Incorporated ......................................        3,029,000
     138,000       Neogen Corporation *........................................        3,063,600
                                                                                  --------------
                                                                                       6,092,600
                                                                                  --------------
                CONSUMER - DURABLES -- 9.2%
     297,000       Craftmade International, Inc. ..............................        5,334,120
      40,000       Harley-Davidson, Inc. ......................................        2,818,800
     250,000       Leggett & Platt, Inc. ......................................        5,975,000
      40,000       Polaris Industries, Inc. ...................................        1,873,200
      50,000       Stanley Furniture Company, Inc. ............................        1,072,500
     150,000       Thor Industries, Inc. ......................................        6,598,500
                                                                                  --------------
                                                                                      23,672,120
                                                                                  --------------
                CONSUMER - NONDURABLES -- 11.4%
      85,000       Chattem, Inc. *.............................................        4,256,800
     470,000       Lifetime Brands, Inc. ......................................        7,722,100
     185,000       RC2 Corporation *...........................................        8,140,000
     100,000       Sherwin-Williams Company (The)..............................        6,358,000
      35,000       VF Corporation .............................................        2,872,800
                                                                                  --------------
                                                                                      29,349,700
                                                                                  --------------
                CONSUMER - RETAIL -- 7.2%
     160,000       Chico's FAS, Inc. *.........................................        3,310,400
     290,000       Dollar Tree Stores, Inc. *..................................        8,729,000
     100,000       Ross Stores, Inc. ..........................................        2,930,000
     125,000       Zale Corporation *..........................................        3,526,250
                                                                                  --------------
                                                                                      18,495,650
                                                                                  --------------
                ENERGY & MINING -- 8.5%
      20,000       Anadarko Petroleum Corporation .............................          870,400
      50,000       ConocoPhillips .............................................        3,597,500
      35,000       Exxon Mobil Corporation ....................................        2,682,050
     680,000       Input/Output, Inc. *........................................        9,268,400

                                       6

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
=================================================================================================
     SHARES     COMMON STOCKS -- 93.2% (CONTINUED)                                  MARKET VALUE
-------------------------------------------------------------------------------------------------
                ENERGY & MINING -- 8.5% (CONTINUED)
      50,000       Patterson-UTI Energy, Inc...................................   $    1,161,500
     100,000       Southwestern Energy Company *...............................        3,505,000
       5,000       Transocean Inc. *...........................................          404,450
      10,000       XTO Energy Inc..............................................          470,500
                                                                                  --------------
                                                                                      21,959,800
                                                                                  --------------
                FINANCE - BANKS & THRIFTS -- 2.3%
      45,000       BB&T Corporation............................................        1,976,850
      75,000       Synovus Financial Corporation...............................        2,312,250
      60,000       TCF Financial Corporation...................................        1,645,200
                                                                                  --------------
                                                                                       5,934,300
                                                                                  --------------
                FINANCE - INSURANCE -- 7.9%
     210,000       American Safety Insurance Holdings, Ltd. *..................        3,895,500
      50,000       Everest Re Group, Ltd. .....................................        4,905,500
      75,000       Hanover Insurance Group Inc.................................        3,660,000
     230,000       Meadowbrook Insurance Group, Inc. *.........................        2,274,700
     282,945       Unico American Corporation *................................        3,700,921
      55,000       United Fire & Casualty Company..............................        1,938,750
                                                                                  --------------
                                                                                      20,375,371
                                                                                  --------------
                FINANCE - SERVICES -- 4.6%
      60,000       Legg Mason, Inc. ...........................................        5,703,000
      30,000       Student Loan Corporation (The)..............................        6,219,000
                                                                                  --------------
                                                                                      11,922,000
                                                                                  --------------
                HEALTHCARE -- 10.0%
      35,000       Beckman Coulter, Inc........................................        2,093,000
     225,000       Kinetic Concepts, Inc. *....................................        8,898,750
      80,000       Manor Care, Inc.............................................        3,753,600
     170,000       Mylan Laboratories Inc......................................        3,393,200
      35,000       Stryker Corporation.........................................        1,928,850
     115,000       Waters Corporation *........................................        5,631,550
                                                                                  --------------
                                                                                      25,698,950
                                                                                  --------------
                INDUSTRIAL PRODUCTS & SERVICES -- 12.2%
      60,000       Balchem Corporation.........................................        1,540,800
      65,000       Caterpillar Inc.............................................        3,986,450
     625,000       Gentex Corporation..........................................        9,725,000
      50,000       Genuine Parts Company.......................................        2,371,500
     150,000       Graco, Inc..................................................        5,943,000
      25,000       ITT Corporation.............................................        1,420,500
      30,000       Johnson Controls, Inc. .....................................        2,577,600
      12,500       Stericycle, Inc. *..........................................          943,750
      15,000       Teleflex Incorporated.......................................          968,400
      35,000       United Technologies Corporation.............................        2,188,200
                                                                                  --------------
                                                                                      31,665,200
                                                                                  --------------

                                       7

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================================
     SHARES     COMMON STOCKS -- 93.2% (CONTINUED)                                 MARKET VALUE
------------------------------------------------------------------------------------------------
                REAL ESTATE -- 0.7%
      50,000       Health Care Property Investors, Inc. .......................   $    1,841,000
                                                                                  --------------

                TECHNOLOGY -- 6.5%
     150,000       ADTRAN, Inc. ...............................................        3,405,000
      25,000       Alltel Corporation..........................................        1,512,000
      18,000       CenturyTel, Inc. ...........................................          785,880
     126,000       Sparton Corporation *.......................................        1,055,880
     100,000       Stratasys, Inc. *...........................................        3,141,000
     200,000       Zebra Technologies Corporation - Class A *..................        6,958,000
                                                                                  --------------
                                                                                      16,857,760
                                                                                  --------------

                TOTAL COMMON STOCKS (Cost $196,183,716)........................   $  240,552,415
                                                                                  --------------

================================================================================================
     SHARES     CASH EQUIVALENTS -- 8.2%                                           MARKET VALUE
------------------------------------------------------------------------------------------------
  12,410,990       Federated Treasury Obligations Money Market Fund............   $   12,410,990
   8,733,561       Federated Government Obligations Money Market Fund..........        8,733,561
                                                                                  --------------

                TOTAL CASH EQUIVALENTS (Cost $21,144,551)......................   $   21,144,551
                                                                                  --------------

                TOTAL INVESTMENTS AT MARKET VALUE -- 101.4%
                (Cost $217,328,267)............................................   $  261,696,966

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.4%) ...............       (3,685,307)
                                                                                  --------------

                NET ASSETS -- 100.0%...........................................   $  258,011,659
                                                                                  ==============

*     Non-income producing security.

See notes to financial statements.

AVE MARIA GROWTH FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================

Dear Fellow Shareholders:

For the year ended December 31, 2006, the Ave Maria Growth Fund had a total return of 15.8% equaling the return of the S&P 500 Index. For the three years ended December 31, 2006, the Fund's total return was 12.2% annualized compared with 10.4% annualized for the S&P 500 Index. Since inception (May 1, 2003), the Fund's total return has been 16.3% annualized compared with 14.7% annualized for the S&P 500 Index.

The top five performing issues in the Ave Maria Growth Fund for 2006 were:

   SEI Investments Company (Asset Management)                          +61.5%
   Mettler-Toledo International Inc. (Electronic Weighing Equipment)   +43.1%
   Harley-Davidson, Inc. (Motorcycle Manufacturer)                     +39.6%
   FactSet Research Systems, Inc. (Database Software)                  +37.7%
   Franklin Electric Company, Inc. (Submersible Pumps)                 +34.6%

The bottom five performing issues were:

   Frontier Oil Corporation (Oil & Gas Refining & Marketing)           -14.2%
   Varian Medical Systems, Inc. (Healthcare)                           -11.9%
   Landstar System, Inc. (Trucking)                                    -11.5%
   Brown & Brown, Inc. (Insurance Broker)                               -7.4%
   The Black & Decker Corporation (Household Appliances)                -5.4%

The Fund is  diversified  among  eight out of eleven S&P 500  economic  sectors:
Consumer Staples 6.1%, Consumer Cyclicals 15.5%, Financial 14.1%, Transportation 5.1%, Energy 7.7%, Capital Goods 18.9%, Technology 15.6%, and Healthcare 17.0%.

As of December 31, 2006, the Ave Maria Growth Fund was 4-star rated by Morningstar* (out of 823 mid-cap growth funds). Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5-, and 10-year (if applicable) rating metrics.

Respectfully,


/s/ James L. Bashaw

James L. Bashaw, CFA
Portfolio Manager

AVE MARIA GROWTH FUND
PORTFOLIO MANAGER COMMENTARY (CONTINUED)
================================================================================

* Source: Morningstar 12/31/06. For each fund with at least a 3-year history, Morningstar calculates a risk-adjusted measure that accounts for variation in a fund's monthly performance (including the effects of all sales charges), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive a Morningstar Rating(TM) of 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The Ave Maria Growth Fund was rated against 823 mid-cap growth funds and received Morningstar Rating of 4 stars for the 3 year period. (C) 2006. Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

AVE MARIA GROWTH FUND
PERFORMANCE (UNAUDITED)
================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE AVE MARIA GROWTH FUND AND THE S&P 500 INDEX

                               [GRAPHIC OMITTED]

               S&P 500 INDEX                 AVE MARIA GROWTH FUND
               -------------                 ---------------------

            DATE           VALUE               DATE         VALUE
            ----           -----               ----         -----
           05/01/03     $  10,000            05/01/03    $  10,000
           05/31/03        10,532            05/31/03       10,470
           06/30/03        10,668            06/30/03       10,660
           07/31/03        10,857            07/31/03       11,070
           08/31/03        11,070            08/31/03       11,440
           09/30/03        10,954            09/30/03       10,980
           10/31/03        11,573            10/31/03       11,900
           11/30/03        11,675            11/30/03       12,160
           12/31/03        12,287            12/31/03       12,340
           01/31/04        12,513            01/31/04       12,470
           02/29/04        12,687            02/29/04       12,690
           03/31/04        12,496            03/31/04       12,860
           04/30/04        12,300            04/30/04       12,570
           05/31/04        12,468            05/31/04       12,790
           06/30/04        12,710            06/30/04       13,240
           07/31/04        12,289            07/31/04       12,840
           08/31/04        12,338            08/31/04       13,030
            9/30/04        12,472            09/30/04       13,570
           10/31/04        12,662            10/31/04       13,820
           11/30/04        13,175            11/30/04       14,530
           12/31/04        13,625            12/31/04       14,990
            1/31/05        13,292             1/31/05       14,790
            2/28/05        13,572             2/28/05       14,910
            3/31/05        13,332             3/31/05       14,390
            4/30/05        13,079             4/30/05       13,770
            5/31/05        13,495             5/31/05       14,260
            6/30/05        13,514             6/30/05       14,170
            7/31/05        14,017             7/31/05       14,920
            8/31/05        13,889             8/31/05       14,600
            9/30/05        14,001             9/30/05       14,540
           10/31/05        13,768            10/31/05       14,350
           11/30/05        14,289            11/30/05       15,050
           12/31/05        14,294            12/31/05       15,040
            1/31/06        14,672             1/31/06       15,491
            2/28/06        14,712             2/28/06       15,732
            3/31/06        14,895             3/31/06       16,344
            4/30/06        15,095             4/30/06       16,735
            5/31/06        14,661             5/31/06       16,434
            6/30/06        14,680             6/30/06       16,554
            7/31/06        14,771             7/31/06       16,053
            8/31/06        15,122             8/31/06       15,883
            9/30/06        15,512             9/30/06       16,494
           10/31/06        16,018            10/31/06       17,236
           11/30/06        16,322            11/30/06       17,537
           12/31/06        16,554            12/31/06       17,410

Past performance is not predictive of future performance.

--------------------------------------
       Ave Maria Growth Fund
   Average Annual Total Returns (a)
(for periods ended December 31, 2006)

                      Since
      1 Year       Inception(b)
      ------       ------------
      15.76%          16.32%
--------------------------------------

(a) The returns shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Represents the period from the commencement of operations (May 1, 2003) through December 31, 2006.

AVE MARIA GROWTH FUND
TEN LARGEST EQUITY HOLDINGS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================================
     SHARES      COMPANY                                        MARKET VALUE     % OF NET ASSETS
------------------------------------------------------------------------------------------------
      74,000     Biomet, Inc. ...............................   $ 3,053,980             3.6%
      50,950     FactSet Research Systems, Inc. .............     2,877,656             3.4%
      48,000     SEI Investments Company ....................     2,858,880             3.4%
      60,100     XTO Energy, Inc. ...........................     2,827,705             3.3%
      72,900     McCormick & Company, Inc. ..................     2,811,024             3.3%
      50,500     Stryker Corporation ........................     2,783,055             3.3%
      39,400     Harley-Davidson, Inc. ......................     2,776,518             3.3%
      96,400     Brown & Brown, Inc. ........................     2,719,444             3.2%
      34,000     Black & Decker Corporation (The) ...........     2,718,980             3.2%
      42,500     Rockwell Collins, Inc. .....................     2,689,825             3.2%

ASSET ALLOCATION (UNAUDITED)
================================================================================================
    SECTOR                                                                       % OF NET ASSETS
------------------------------------------------------------------------------------------------
    Aerospace & Defense.......................................................          7.4%
    Consumer - Durables.......................................................         11.5%
    Consumer - Nondurables....................................................          6.1%
    Consumer - Retail.........................................................          4.0%
    Energy & Mining...........................................................          8.1%
    Finance...................................................................         14.0%
    Healthcare................................................................         19.3%
    Industrial Products & Services............................................         25.9%
    Technology................................................................          3.0%
    Cash Equivalents, Other Assets and Liabilities............................          0.7%
                                                                                    -------
                                                                                      100.0%
                                                                                    =======

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006
================================================================================================
     SHARES     COMMON STOCKS -- 99.3%                                             MARKET VALUE
------------------------------------------------------------------------------------------------
                AEROSPACE & DEFENSE -- 7.4%
      18,000       Alliant Techsystems, Inc. *.................................   $    1,407,420
      29,200       General Dynamics Corporation................................        2,171,020
      42,500       Rockwell Collins, Inc.......................................        2,689,825
                                                                                  --------------
                                                                                       6,268,265
                                                                                  --------------
                CONSUMER - DURABLES -- 11.5%
      34,000       Black & Decker Corporation (The)............................        2,718,980
      39,400       Harley-Davidson, Inc........................................        2,776,518
      38,200       Polaris Industries, Inc.....................................        1,788,906
      53,900       Toro Company (The)..........................................        2,513,357
                                                                                  --------------
                                                                                       9,797,761
                                                                                  --------------
                CONSUMER - NONDURABLES -- 6.1%
      48,200       Kellogg Company.............................................        2,412,892
      72,900       McCormick & Company, Inc. ..................................        2,811,024
                                                                                  --------------
                                                                                       5,223,916
                                                                                  --------------
                CONSUMER - RETAIL -- 4.0%
      53,100       Bed Bath & Beyond Inc. *....................................        2,023,110
      46,300       Ross Stores, Inc. ..........................................        1,356,590
                                                                                  --------------
                                                                                       3,379,700
                                                                                  --------------
                ENERGY & MINING -- 8.1%
      59,000       Frontier Oil Corporation....................................        1,695,660
      48,800       Occidental Petroleum Corporation............................        2,382,904
      60,100       XTO Energy, Inc. ...........................................        2,827,705
                                                                                  --------------
                                                                                       6,906,269
                                                                                  --------------
                FINANCE - BANKS & THRIFTS -- 2.4%
      56,200       National City Corporation...................................        2,054,672
                                                                                  --------------

                FINANCE - INSURANCE -- 4.9%
      50,400       Arthur J. Gallagher & Co. ..................................        1,489,320
      96,400       Brown & Brown, Inc..........................................        2,719,444
                                                                                  --------------
                                                                                       4,208,764
                                                                                  --------------
                FINANCE - SERVICES -- 6.7%
      50,950       FactSet Research Systems, Inc...............................        2,877,656
      48,000       SEI Investments Company.....................................        2,858,880
                                                                                  --------------
                                                                                       5,736,536
                                                                                  --------------
                HEALTHCARE -- 19.3%
      29,300       Beckman Coulter, Inc........................................        1,752,140
      74,000       Biomet, Inc.................................................        3,053,980
      30,100       C. R. Bard, Inc.............................................        2,497,397
      55,500       Patterson Companies, Inc. *.................................        1,970,805
      50,500       Stryker Corporation.........................................        2,783,055
      47,000       Varian Medical Systems, Inc. *..............................        2,235,790
      43,600       Waters Corporation *........................................        2,135,092
                                                                                  --------------
                                                                                      16,428,259
                                                                                  --------------

                                       13

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================================
      SHARES    COMMON STOCKS -- 99.3% (CONTINUED)                                 MARKET VALUE
------------------------------------------------------------------------------------------------
                INDUSTRIAL PRODUCTS & SERVICES -- 25.9%
      66,900       AMETEK, Inc. ...............................................   $    2,130,096
      61,800       CLARCOR, Inc................................................        2,089,458
      35,200       Danaher Corporation.........................................        2,549,888
      61,400       Donaldson Company, Inc. ....................................        2,131,194
      49,100       Expeditors International of Washington, Inc. ...............        1,988,550
      46,300       Franklin Electric Company, Inc..............................        2,379,357
      53,400       Graco, Inc..................................................        2,115,708
      39,600       ITT Corporation.............................................        2,250,072
      27,300       Johnson Controls, Inc.......................................        2,345,616
      55,400       Landstar System, Inc........................................        2,115,172
                                                                                  --------------
                                                                                      22,095,111
                                                                                  --------------
                TECHNOLOGY -- 3.0%
      31,900       Mettler-Toledo International Inc. *.........................        2,515,315
                                                                                  --------------

                TOTAL COMMON STOCKS (Cost $72,487,143).........................   $   84,614,568
                                                                                  --------------

================================================================================================
     SHARES     CASH EQUIVALENTS -- 0.9%                                            MARKET VALUE
------------------------------------------------------------------------------------------------
     790,318       Federated Treasury Obligations Money Market Fund
                      (Cost $790,318)..........................................   $      790,318
                                                                                  --------------

                TOTAL INVESTMENTS AT MARKET VALUE -- 100.2%
                (Cost $73,277,461).............................................   $   85,404,886

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%) ...............         (194,182)
                                                                                  --------------

                NET ASSETS -- 100.0%...........................................   $   85,210,704
                                                                                  ==============

*     Non-income producing security.

See notes to financial statements.

AVE MARIA RISING DIVIDEND FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================

Dear Fellow Shareholders:

The total return for the Ave Maria Rising Dividend Fund in 2006 was 17.9%. This compares with 15.8% for the S&P 500 Index and 17.3% for the S&P 500 Dividend Aristocrat Index. Important contributions to performance came from a variety of industries, including FPL Group, Inc. (a Florida utility), The Sherwin-Williams Company (paint), Diebold, Incorporated (automated teller machines), and Thor Industries, Inc. (recreational vehicles). Performance was adversely effected by:
Pulte Homes, Inc. (homebuilder), Cato Corporation (retailer), and Automatic Data Processing, Inc. (payroll processor). Over the course of the year, shares of six companies were sold because of changes in their corporate policies, which violated our pro-life/pro-family screens.

As of December 31, 2006, the Ave Maria Rising Dividend Fund held shares of 38 companies across 15 industries. Of these stocks, 89% raised their dividend during 2006. Investing in companies that have regularly raised their dividend is a defining characteristic of this Fund. A company with a long history of rising dividends is almost always indicative of balance sheet integrity and sound underlying business fundamentals. It goes without saying that in order to increase dividends over many years, companies must also generate growth in earnings and cash flow. Importantly, when making investment decisions for the Fund, we don't just look at historical results; we look forward, too, in an effort to anticipate what the future may hold for these fine companies. Before we buy shares of any company for the Fund, our research analysts have to show the likelihood of continued earnings and dividend increases for that company. In addition, valuation is a critical component of the portfolio management process.

Here is another benefit to this style of investing. One can take comfort in the knowledge that the Boards of Directors of the companies in which we've invested really seem to understand that the assets they are entrusted with managing, belong to the shareholders. Companies represented in the Ave Maria Rising Dividend Fund have Boards which have demonstrated respect for the interests of their shareholders.

We appreciate your commitment and strive to merit your confidence.

With best regards,


/s/ George P. Schwartz                             /s/ Richard L. Platte, Jr.

George P. Schwartz, CFA                            Richard L. Platte, Jr., CFA
Co-Portfolio Manager                               Co-Portfolio Manager

AVE MARIA RISING DIVIDEND FUND
PERFORMANCE (UNAUDITED)
================================================================================

            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE AVE MARIA RISING DIVIDEND FUND, THE S&P 500 INDEX,
                     AND THE S&P DIVIDEND ARISTOCRAT INDEX


                                [GRAPHIC OMITTED]


                                   S&P 500 DIVIDEND          AVE MARIA RISING
     S&P 500 INDEX                 ARISTOCRAT INDEX            DIVIDEND FUND
     -------------              ---------------------      ------------------

    DATE         VALUE          DATE          VALUE        DATE          VALUE
    ----         -----          ----          -----        ----          -----
  05/02/05    $  10,000        05/02/05    $  10,000      05/02/05    $  10,000
  05/31/05       10,271        05/31/05       10,130      05/31/05       10,130
  06/30/05       10,286        06/30/05       10,031      06/30/05       10,200
  07/31/05       10,668        07/31/05       10,388      07/31/05       10,641
  08/31/05       10,571        08/31/05       10,182      08/31/05       10,471
  09/30/05       10,656        09/30/05       10,136      09/30/05       10,330
  10/31/05       10,479        10/31/05       10,189      10/31/05       10,310
  11/30/05       10,875        11/30/05       10,502      11/30/05       10,702
  12/31/05       10,879        12/31/05       10,542      12/31/05       10,671
   1/31/06       11,167        01/31/06       10,727      01/31/06       10,933
   2/28/06       11,197        02/28/06       10,923      02/28/06       11,134
   3/31/06       11,336         3/31/06       11,049       3/31/06       11,386
   4/30/06       11,489         4/30/06       11,306       4/30/06       11,558
   5/31/06       11,158         5/31/06       11,120       5/31/06       11,366
   6/30/06       11,173         6/30/06       11,176       6/30/06       11,336
   7/31/06       11,242         7/31/06       11,255       7/31/06       11,295
   8/31/06       11,509         8/31/06       11,504       8/31/06       11,508
   9/30/06       11,806         9/30/06       11,754       9/30/06       11,751
  10/31/06       12,191        10/31/06       12,143      10/31/06       12,096
  11/30/06       12,423        11/30/06       12,165      11/30/06       12,482
  12/31/06       12,597        12/31/06       12,365      12/31/06       12,580

Past performance is not predictive of future performance.

---------------------------------------
    Ave Maria Rising Dividend Fund
   Average Annual Total Returns (a)
(for periods ended December 31, 2006)

                      Since
     1 Year        Inception(b)
     ------        ------------
     17.89%           14.77%
---------------------------------------

(a) The returns shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Represents the period from the commencement of operations (May 2, 2005) through December 31, 2006.

AVE MARIA RISING DIVIDEND FUND
TEN LARGEST EQUITY HOLDINGS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================================
     SHARES     COMPANY                                         MARKET VALUE     % OF NET ASSETS
------------------------------------------------------------------------------------------------
      65,000    RPM International Inc. ......................   $ 1,357,850             3.9%
      45,000    Arthur J. Gallagher & Co. ...................     1,329,750             3.8%
      28,500    Diebold, Incorporated .......................     1,328,100             3.8%
     100,000    ServiceMaster Company (The) .................     1,311,000             3.7%
      45,000    TCF Financial Corporation ...................     1,233,900             3.5%
      25,000    Genuine Parts Company .......................     1,185,750             3.4%
      38,000    Synovus Financial Corporation ...............     1,171,540             3.3%
      25,000    Polaris Industries, Inc. ....................     1,170,750             3.3%
      75,000    Gentex Corporation ..........................     1,167,000             3.3%
      38,000    Masco Corporation ...........................     1,135,060             3.2%

ASSET ALLOCATION (UNAUDITED)
================================================================================================
    SECTOR                                                                       % OF NET ASSETS
------------------------------------------------------------------------------------------------
    Aerospace & Defense.......................................................          1.5%
    Building Materials & Construction.........................................          4.9%
    Business Services.........................................................          7.5%
    Consumer - Durables.......................................................          7.6%
    Consumer - Nondurables....................................................         12.1%
    Consumer - Retail.........................................................          4.2%
    Energy & Mining...........................................................          2.2%
    Finance...................................................................         21.4%
    Healthcare................................................................          9.7%
    Industrial Products & Services............................................         22.1%
    Printing & Publishing.....................................................          1.5%
    Technology................................................................          0.6%
    Utilities.................................................................          2.8%
    Cash Equivalents, Other Assets and Liabilities............................          1.9%
                                                                                    -------
                                                                                      100.0%
                                                                                    =======

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006
================================================================================================
     SHARES     COMMON STOCKS -- 98.1%                                             MARKET VALUE
------------------------------------------------------------------------------------------------
                AEROSPACE & DEFENSE -- 1.5%
       7,000       General Dynamics Corporation................................   $      520,450
                                                                                  --------------
                BUILDING MATERIALS & CONSTRUCTION -- 4.9%
      38,000       Masco Corporation...........................................        1,135,060
      17,500       Pulte Homes, Inc. ..........................................          579,600
                                                                                  --------------
                                                                                       1,714,660
                                                                                  --------------
                BUSINESS SERVICES -- 7.5%
      28,500       Diebold, Incorporated.......................................        1,328,100
     100,000       ServiceMaster Company (The).................................        1,311,000
                                                                                  --------------
                                                                                       2,639,100
                                                                                  --------------
                CONSUMER - DURABLES -- 7.6%
      41,000       Leggett & Platt, Inc. ......................................          979,900
      25,000       Polaris Industries, Inc.....................................        1,170,750
      12,000       Thor Industries, Inc. ......................................          527,880
                                                                                  --------------
                                                                                       2,678,530
                                                                                  --------------
                CONSUMER - NONDURABLES -- 12.1%
      25,000       Hormel Foods Corporation....................................          933,500
      20,000       J.M. Smucker Company (The)..................................          969,400
      15,000       Kellogg Company.............................................          750,900
      12,000       Sherwin-Williams Company (The)..............................          762,960
      10,000       VF Corporation..............................................          820,800
                                                                                  --------------
                                                                                       4,237,560
                                                                                  --------------
                CONSUMER - RETAIL -- 4.2%
      32,000       Cato Corporation - Class A (The)............................          733,120
      25,000       Ross Stores, Inc. ..........................................          732,500
                                                                                  --------------
                                                                                       1,465,620
                                                                                  --------------
                ENERGY & MINING -- 2.2%
      10,000       Exxon Mobil Corporation.....................................          766,300
                                                                                  --------------

                FINANCE - BANKS & THRIFTS -- 12.5%
      25,000       BB&T Corporation............................................        1,098,250
      32,500       Citizens Republic Bancorp...................................          861,250
      38,000       Synovus Financial Corporation...............................        1,171,540
      45,000       TCF Financial Corporation...................................        1,233,900
                                                                                  --------------
                                                                                       4,364,940
                                                                                  --------------
                FINANCE - INSURANCE -- 3.8%
      45,000       Arthur J. Gallagher & Co. ..................................        1,329,750
                                                                                  --------------
                FINANCE - SERVICES -- 5.1%
      10,000       Legg Mason, Inc.............................................          950,500
       4,000       Student Loan Corporation (The)..............................          829,200
                                                                                  --------------
                                                                                       1,779,700
                                                                                  --------------

                                       18

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================================
     SHARES     COMMON STOCKS -- 98.1% (CONTINUED)                                  MARKET VALUE
------------------------------------------------------------------------------------------------
                HEALTHCARE -- 9.7%
      13,500       Beckman Coulter, Inc. ......................................   $      807,300
       8,000       Becton, Dickinson & Company.................................          561,200
      20,000       Manor Care, Inc.............................................          938,400
      20,000       Stryker Corporation.........................................        1,102,200
                                                                                  --------------
                                                                                       3,409,100
                                                                                  --------------
                INDUSTRIAL PRODUCTS & SERVICES -- 22.1%
      15,000       Caterpillar Inc.............................................          919,950
      75,000       Gentex Corporation..........................................        1,167,000
      25,000       Genuine Parts Company.......................................        1,185,750
      15,000       Graco, Inc..................................................          594,300
      12,000       Johnson Controls, Inc. .....................................        1,031,040
      65,000       RPM International Inc.......................................        1,357,850
      20,000       Stanley Works (The).........................................        1,005,800
       7,000       W.W. Grainger, Inc..........................................          489,580
                                                                                  --------------
                                                                                       7,751,270
                                                                                  --------------
                PRINTING & PUBLISHING -- 1.5%
      15,000       R.R. Donnelley & Sons Company...............................          533,100
                                                                                  --------------
                TECHNOLOGY -- 0.6%
       3,500       Alltel Corporation..........................................          211,680
                                                                                  --------------
                UTILITIES -- 2.8%
      18,000       FPL Group, Inc..............................................          979,560
                                                                                  --------------
                TOTAL COMMON STOCKS (Cost $30,978,680).........................   $   34,381,320
                                                                                  --------------

================================================================================================
     SHARES     CASH EQUIVALENTS -- 3.1%                                            MARKET VALUE
------------------------------------------------------------------------------------------------
   1,104,702       Federated Treasury Obligations Money Market Fund
                       (Cost $1,104,702).......................................   $    1,104,702
                                                                                  --------------

                TOTAL INVESTMENTS AT MARKET VALUE -- 101.2%
                (Cost $32,083,382).............................................   $   35,486,022

                LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.2%) ...............         (434,917)
                                                                                  --------------

                NET ASSETS -- 100.0%...........................................   $   35,051,105
                                                                                  ==============

See notes to financial statements.

AVE MARIA OPPORTUNITY FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================

Dear Fellow Shareholders:

The Ave Maria Opportunity Fund ended 2006 with a net asset value per share of $10.55, which along with a year-end distribution of $.28 per share, gave shareholders an 8.3% total return since the Fund's inception on May 1, 2006. In comparison, the Russell 2000 Index produced a total return of 4.4%, and the S&P 600 SmallCap Index a total return of 2.2% during the same period.

Stocks which contributed notably to the positive performance during the year included American Science and Engineering, Inc. (x-ray detection machines), Champion Enterprises, Inc. (manufactured housing), Fargo Electronics, Inc. (identification card printers), Gentex Corporation (automotive mirrors), Input/Output, Inc. (energy), and Yak Communications Inc. (telecommunications). Under-performers in the portfolio were Lifetime Brands, Inc. (consumer products), Mine Safety Appliances Company (first responder & military equipment), Stanley Furniture Company, Inc., and TVI Corporation (decontamination & infection control equipment).

In managing this Fund, emphasis is placed on selecting well-managed, small and mid-sized companies that have proprietary products and/or a unique industry niche. We want companies with excellent business characteristics, including a dominant market position, above average profit margins, excess free cash flow, high returns on equity with little or no debt, and strong growth potential. At the time of purchase, the company's stock price must be selling at a discount to its intrinsic value. Recent additions to the portfolio that have some or all of these characteristics include A.S.V., Inc. (earth moving equipment), Foot Locker, Inc. (athletic retailing), Harris Corporation (defense communications), MTS Systems Corporation (simulation systems), Raven Industries, Inc. (industrial manufacturing), and Select Comfort Corporation (Sleep Number beds). Recently, these companies' stock prices have been under pressure, owing to near-term difficulties. This situation affords value investors like us an opportunity to establish a position at an attractive price. When the temporary problems subside, the share prices of these companies should resume an upward trajectory.

Your interest and investment in the Ave Maria Opportunity Fund is very much appreciated.

With best regards,


/s/ Timothy S. Schwartz

Timothy S. Schwartz
Portfolio Manager

AVE MARIA OPPORTUNITY FUND
PERFORMANCE (UNAUDITED)
================================================================================

            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE AVE MARIA OPPORTUNITY FUND AND THE RUSSELL 2000 INDEX

                               [GRAPHIC OMITTED]


          RUSSELL 2000 INDEX               AVE MARIA OPPORTUNITY FUND
          ------------------               --------------------------

           DATE         VALUE                  DATE         VALUE
           ----         -----                  ----         -----
         05/01/06    $  10,000               05/01/06    $  10,000
         05/31/06        9,481               05/31/06        9,960
         06/30/06        9,542               06/30/06        9,940
         07/31/06        9,232               07/31/06        9,750
         08/31/06        9,505               08/31/06        9,820
         09/30/06        9,584               09/30/06       10,030
         10/31/06       10,136               10/31/06       10,740
         11/30/06       10,402               11/30/06       10,850
         12/31/06       10,437               12/31/06       10,829

Past performance is not predictive of future performance.

---------------------------------
  Ave Maria Opportunity Fund
      Total Return (a)

    Since Inception (b)
    -------------------

           8.29%
---------------------------------

(a) The returns shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Represents the period from the commencement of operations (May 1, 2006) through December 31, 2006.

AVE MARIA OPPORTUNITY FUND
TEN LARGEST EQUITY HOLDINGS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================================
     SHARES      COMPANY                                        MARKET VALUE    % OF NET ASSETS
------------------------------------------------------------------------------------------------
      25,000     Zebra Technologies Corporation - Class A ...     $ 869,750             4.9%
      45,000     Gentex Corporation .........................       700,200             4.0%
      17,500     Graco, Inc. ................................       693,350             3.9%
      50,000     Input/Output, Inc. .........................       681,500             3.8%
      40,000     Lifetime Brands, Inc. ......................       657,200             3.7%
      15,000     Kinetic Concepts, Inc. .....................       593,250             3.3%
          40     Ohio Savings Financial Corporation .........       466,000             2.6%
      25,000     Craftmade International, Inc. ..............       449,000             2.5%
      15,000     TCF Financial Corporation ..................       411,300             2.3%
      15,000     Century Bancorp, Inc. - Class A ............       409,500             2.3%

ASSET ALLOCATION (UNAUDITED)
================================================================================================
    SECTOR                                                                      % OF NET ASSETS
------------------------------------------------------------------------------------------------
    Aerospace & Defense.......................................................          2.6%
    Building Materials & Construction.........................................          4.0%
    Business Services.........................................................          3.5%
    Consumer - Durables.......................................................          9.2%
    Consumer - Nondurables....................................................          7.9%
    Consumer - Retail.........................................................          3.0%
    Energy & Mining...........................................................          7.0%
    Finance...................................................................         18.6%
    Healthcare................................................................          5.6%
    Industrial Products & Services............................................         14.0%
    Technology................................................................         10.7%
    Utilities.................................................................          0.3%
    Cash Equivalents, Other Assets and Liabilities............................         13.6%
                                                                                    -------
                                                                                      100.0%
                                                                                    =======

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006
================================================================================================
     SHARES     COMMON STOCKS -- 86.4%                                             MARKET VALUE
------------------------------------------------------------------------------------------------
                AEROSPACE & DEFENSE -- 2.6%
       2,000       American Science and Engineering, Inc. *....................   $      119,020
       7,500       Harris Corporation..........................................          343,950
                                                                                  --------------
                                                                                         462,970
                                                                                  --------------
                BUILDING MATERIALS & CONSTRUCTION -- 4.0%
       2,500       American Woodmark Corporation...............................          104,625
      20,000       A.S.V., Inc. *..............................................          325,400
      30,000       Champion Enterprises, Inc. *................................          280,800
                                                                                  --------------
                                                                                         710,825
                                                                                  --------------
                BUSINESS SERVICES -- 3.5%
      15,000       ServiceMaster Company (The).................................          196,650
      10,000       Superior Uniform Group, Inc. ...............................          128,600
     125,000       TVI Corporation *...........................................          293,750
                                                                                  --------------
                                                                                         619,000
                                                                                  --------------
                CONSUMER - DURABLES -- 9.2%
      25,000       Craftmade International, Inc. ..............................          449,000
      10,000       Leggett & Platt, Inc. ......................................          239,000
       5,000       Polaris Industries, Inc.....................................          234,150
      12,500       Select Comfort Corporation *................................          217,375
       7,500       Stanley Furniture Company, Inc..............................          160,875
       7,500       Thor Industries, Inc. ......................................          329,925
                                                                                  --------------
                                                                                       1,630,325
                                                                                  --------------
                CONSUMER - NONDURABLES -- 7.9%
      15,000       Acme United Corporation.....................................          216,150
      10,000       Hartmarx Corporation *......................................           70,600
      40,000       Lifetime Brands, Inc. ......................................          657,200
      10,000       Prestige Brands Holdings, Inc. *............................          130,200
       7,500       RC2 Corporation *...........................................          330,000
                                                                                  --------------
                                                                                       1,404,150
                                                                                  --------------
                CONSUMER - RETAIL -- 3.0%
       5,000       Christopher & Banks Corporation.............................           93,300
       2,500       Conn's, Inc. *..............................................           58,175
       5,000       Dollar Tree Stores, Inc. *..................................          150,500
       5,000       Foot Locker, Inc............................................          109,650
       2,000       Ross Stores, Inc. ..........................................           58,600
       2,500       Zale Corporation *..........................................           70,525
                                                                                  --------------
                                                                                         540,750
                                                                                  --------------
                ENERGY & MINING -- 7.0%
      50,000       Input/Output, Inc. *........................................          681,500
      12,500       Patterson-UTI Energy, Inc...................................          290,375
       7,500       Southwestern Energy Company *...............................          262,875
                                                                                  --------------
                                                                                       1,234,750
                                                                                  --------------

                                       23

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================================
     SHARES     COMMON STOCKS -- 86.4% (CONTINUED)                                 MARKET VALUE
------------------------------------------------------------------------------------------------
                FINANCE - BANKS & THRIFTS -- 8.6%
      15,000       Century Bancorp, Inc. - Class A.............................   $      409,500
          40       Ohio Savings Financial Corporation .........................          466,000
      15,000       TCF Financial Corporation...................................          411,300
       6,000       United Bankshares, Inc. ....................................          231,900
                                                                                  --------------
                                                                                       1,518,700
                                                                                  --------------
                FINANCE - INSURANCE -- 8.2%
      10,000       American Safety Insurance Holdings Ltd. *...................          185,500
      12,000       Arthur J. Gallagher & Co. ..................................          354,600
      10,000       Fremont Michigan InsuraCorp, Inc. - Class A *...............          255,000
       4,000       Hanover Insurance Group Inc. ...............................          195,200
      25,000       Meadowbrook Insurance Group, Inc. *.........................          247,250
       3,200       Unico American Corporation *................................           41,856
       5,000       United Fire & Casualty Company..............................          176,250
                                                                                  --------------
                                                                                       1,455,656
                                                                                  --------------
                FINANCE - SERVICES -- 1.8%
       1,500       Student Loan Corporation (The)..............................          310,950
                                                                                  --------------
                HEALTHCARE -- 5.6%
       2,500       Beckman Coulter, Inc........................................          149,500
      15,000       Kinetic Concepts, Inc. *....................................          593,250
       5,000       Waters Corporation *........................................          244,850
                                                                                  --------------
                                                                                         987,600
                                                                                  --------------
                INDUSTRIAL PRODUCTS & SERVICES -- 14.0%
       5,000       Applied Industrial Technologies, Inc. ......................          131,550
       4,000       Balchem Corporation.........................................          102,720
      45,000       Gentex Corporation..........................................          700,200
      17,500       Graco, Inc..................................................          693,350
       2,500       Matthews International Corporation - Class A................           98,375
      12,500       RPM International Inc.......................................          261,125
       4,000       Strattec Security Corporation *.............................          186,400
      15,000       Sun Hydraulics Corporation..................................          307,650
                                                                                  --------------
                                                                                       2,481,370
                                                                                  --------------
                TECHNOLOGY -- 10.7%
      15,000       ADTRAN, Inc. ...............................................          340,500
       7,500       MTS Systems Corporation.....................................          289,650
       7,500       Raven Industries, Inc.......................................          201,000
       6,000       Stratasys, Inc. *...........................................          188,460
      25,000       Zebra Technologies Corporation - Class A *..................          869,750
                                                                                  --------------
                                                                                       1,889,360
                                                                                  --------------
                UTILITIES -- 0.3%
      10,000       SEMCO Energy, Inc. *........................................           61,000
                                                                                  --------------

                 TOTAL COMMON STOCKS (Cost $14,283,625)........................   $   15,307,406
                                                                                  --------------

                                       24

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================================
      SHARES    CASH EQUIVALENTS -- 9.8%                                           MARKET VALUE
------------------------------------------------------------------------------------------------
     867,331       Federated Treasury Obligations Money Market Fund ...........   $      867,331
     867,331       Federated Government Obligations Money Market Fund .........          867,331
                                                                                  --------------
                TOTAL CASH EQUIVALENTS (Cost $1,734,662).......................   $    1,734,662
                                                                                  --------------

================================================================================================
      FACE
     AMOUNT     REPURCHASE AGREEMENTS (1) -- 3.6%                                   MARKET VALUE
------------------------------------------------------------------------------------------------
 $   640,054       U.S. Bank N.A., 4.100%, dated 12/29/06, due 01/02/07
                      repurchase proceeds: $640,345 (Cost $640,054)............   $      640,054
                                                                                  --------------

                TOTAL INVESTMENTS AT MARKET VALUE -- 99.8%
                (Cost $16,658,341).............................................   $   17,682,122

                OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%..................           32,304
                                                                                  --------------

                NET ASSETS -- 100.0%...........................................   $   17,714,426
                                                                                  ==============

*     Non-income producing security.

(1)   Repurchase  agreement is fully  collateralized  by $640,054  FGCI,  Pool #
      G11649,  4.50%,  due  02/01/2020.   The  aggregate  market  value  of  the
      collateral  at December  31,  2006 was  $653,327.

See notes to financial statements.

AVE MARIA BOND FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================

Dear Fellow Shareholders:

In 2006, the Ave Maria Bond Fund (Retail Class) had a total return of 6.0%. This compares favorably with the return on the Lehman Brothers Intermediate Government/Credit Index of 4.1%. The average maturity of the bond portfolio was shorter than that of the index for much of the year. This was additive to performance in an environment of generally rising interest rates. Throughout the year, we emphasized the purchase of very high quality bonds. Equities represented 17.8% of the portfolio at year end, and contributed positively to performance with 93% of those companies raising their dividends during the year. One issue was sold because of a change in its corporate policies, which resulted in the violation of our pro-life/pro-family screens.

Between June, 2004 and June, 2006 the Federal Reserve raised the Fed Funds rate on seventeen different occasions, moving that rate from 1.0% to 5.25%, where it currently stands. We believe this marks the peak in the Fed Funds rate for the current interest rate cycle. Last year, long-term interest rates moved up, much less than short-term rates, which are more directly impacted by Fed policy. The result is a negatively sloped yield curve with short-term rates higher than long-term rates.

Much has been made of the fact that the investment world is awash in liquidity. One of the effects of this phenomenon has been the low compensation investors receive for assuming more risk. This has expressed itself in the bond market as very small differences in yield for bonds with significant differences in credit ratings. Another way to view this situation is that there is little "give-up" in yield for owning high quality. Quality is cheap. Therefore, we have stressed purchases of U.S. Treasuries and Agencies (governments), the highest quality bonds available, and relatively short maturities which reduce volatility.

I'm happy to report that the Ave Maria Bond Fund (Retail Class) is 4-star rated by Morningstar* (out of 951 intermediate-term bond funds). Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5-, and 10-year (if applicable) rating metrics.

Thanks for investing in the Ave Maria Bond Fund.

With best regards,


/s/ Richard L. Platte, Jr.

Richard L. Platte, Jr., CFA
Portfolio Manager

AVE MARIA BOND FUND
PORTFOLIO MANAGER COMMENTARY (CONTINUED)
================================================================================

* Source: Morningstar 12/31/06. For each fund with at least a 3-year history, Morningstar calculates a risk-adjusted measure that accounts for variation in a fund's monthly performance (including the effects of all sales charges), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive a Morningstar Rating(TM) of 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The Ave Maria Bond Fund was rated against 951 intermediate-term bond funds and received Morningstar Rating of 4 stars for the 3 year period. (C) 2006 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

AVE MARIA BOND FUND
PERFORMANCE (UNAUDITED)
=================================================================================================

                   COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
                      IN THE AVE MARIA BOND FUND AND THE LEHMAN BROTHERS
                          INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX

                                      [GRAPHIC OMITTED]


LEHMAN BROTHERS INTERMEDIATE
U.S.GOVERNMENT/CREDIT INDEX      AVE MARIA BOND FUND (CLASS I)     AVE MARIA BOND FUND (CLASS R)
----------------------------    -----------------------------     -----------------------------
  DATE           BALANCE              DATE         BALANCE              DATE         BALANCE
  ----           ------              -------       -------             ------        -------
  05/01/03     $  10,000             05/01/03    $  10,000            05/01/03     $  10,000
  05/31/03        10,195             05/31/03       10,165            05/31/03        10,164
  06/30/03        10,188             06/30/03       10,163            06/30/03        10,151
  07/31/03         9,911             07/31/03        9,941            07/31/03         9,936
  08/31/03         9,934             08/31/03        9,962            08/31/03         9,954
  09/30/03        10,186             09/30/03       10,174            09/30/03        10,163
  10/31/03        10,090             10/31/03       10,145            10/31/03        10,131
  11/30/03        10,104             11/30/03       10,158            11/30/03        10,131
  12/31/03        10,192             12/31/03       10,256            12/31/03        10,236
  01/31/04        10,259             01/31/04       10,316            01/31/04        10,282
  02/24/04        10,364             02/29/04       10,426            02/29/04        10,399
  03/31/04        10,445             03/31/04       10,500            03/31/04        10,470
  04/30/04        10,197             04/30/04       10,278            04/30/04        10,235
  05/31/04        10,151             05/31/04       10,299            05/31/04        10,252
  06/30/04        10,182             06/30/04       10,354            06/30/04        10,306
  07/31/04        10,267             07/31/04       10,442            07/31/04        10,390
  08/31/04        10,439             08/31/04       10,635            08/31/04        10,579
  09/30/04        10,457             09/30/04       10,679            09/30/04        10,620
  10/31/04        10,527             10/31/04       10,768            10/31/04        10,705
  11/30/04        10,431             11/30/04       10,722            11/30/04        10,656
  12/31/04        10,502             12/31/04       10,823            12/31/04        10,753
  01/31/05        10,522             01/31/05       10,766            01/31/05        10,693
  02/28/05        10,464             02/28/05       10,749            02/28/05        10,673
  03/31/05        10,410             03/31/05       10,722            03/31/05        10,643
  04/30/05        10,529             04/30/05       10,826            04/30/05        10,732
  05/31/05        10,624             05/31/05       10,885            05/31/05        10,798
  06/30/05        10,669             06/30/05       10,946            06/30/05        10,857
  07/31/05        10,580             07/31/05       10,934            07/31/05        10,842
  08/31/05        10,704             08/31/05       11,006            08/31/05        10,911
   9/30/05        10,613              9/30/05       10,950             9/30/05        10,853
  10/31/05        10,555             10/31/05       10,895            10/31/05        10,785
  11/30/05        10,601             11/30/05       10,973            11/30/05        10,871
  12/31/05        10,668             12/31/05       11,020            12/31/05        10,903
   1/31/06        10,666              1/31/06       11,040             1/31/06        10,931
   2/28/06        10,674              2/28/06       11,037             2/28/06        10,926
   3/31/06        10,626              3/31/06       11,019             3/31/06        10,905
   4/30/06        10,632              4/30/06       11,065             4/30/06        10,948
   5/31/06        10,633              5/31/06       11,055             5/31/06        10,924
   6/30/06        10,649              6/30/06       11,070             6/30/06        10,937
   7/31/06        10,768              7/31/06       11,209             7/31/06        11,083
   8/31/06        10,904              8/31/06       11,359             8/31/06        11,228
   9/30/06        10,990              9/30/06       11,452             9/30/06        11,318
  10/31/06        11,048             10/31/06       11,570            10/31/06        11,431
  11/30/06        11,148             11/30/06       11,718            11/30/06        11,575
  12/31/06        11,103             12/31/06       11,698            12/31/06        11,552

Past performance is not predictive of future performance.

----------------------------------------
         Ave Maria Bond Fund
   Average Annual Total Returns (a)
 (for periods ended December 31, 2006)

                          Since
            1 Year     Inception (b)
            -------    -------------
Class I     6.16%         4.37%
Class R     5.95%         4.01%
----------------------------------------


(a) The returns shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Represents the period from the commencement of operations (May 1, 2003) through December 31, 2006.

AVE MARIA BOND FUND
TEN LARGEST HOLDINGS
DECEMBER 31, 2006 (UNAUDITED)
================================================================================================
   PAR VALUE     HOLDING                                        MARKET VALUE     % OF NET ASSETS
------------------------------------------------------------------------------------------------
  $4,000,000     U.S. Treasury Note, 3.750%, due 05/15/08 ..    $ 3,938,752             9.5%
   3,000,000     U.S. Treasury Note, 2.625%, due 05/15/08 ..      2,910,468             7.1%
   3,000,000     U.S. Treasury Note, 4.125%, due 05/15/15 ..      2,880,585             7.0%
   2,000,000     U.S. Treasury Note, 3.375%, due 02/15/08 ..      1,965,078             4.8%
   1,500,000     U.S. Treasury Note, 4.375%, due 08/15/12 ..      1,478,437             3.6%
   1,500,000     U.S. Treasury Note, 4.250%, due 10/15/10 ..      1,476,797             3.6%
   1,230,700     U.S. Treasury Inflation-Protection Note,
                   3.875%, due 01/15/09 ....................      1,264,544             3.1%
   1,000,000     United Technologies Corporation,
                   6.350%, due 03/01/11 ....................      1,039,772             2.5%
   1,000,000     Southern Power Company, 6.250%,
                   due 07/15/12 ............................      1,033,199             2.5%
     999,420     U.S. Treasury Inflation-Protection Note,
                   2.500%, due 07/15/16 ....................      1,006,994             2.4%

ASSET ALLOCATION (UNAUDITED)
================================================================================================
                                                                                 % OF NET ASSETS
------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS
U.S. Treasuries ..............................................................         50.4%
U.S. Government Agencies .....................................................         10.7%

CORPORATE BONDS
SECTOR
------
Consumer Products ............................................................          2.4%
Finance ......................................................................          4.7%
Food & Tobacco ...............................................................          1.5%
Industrials ..................................................................          3.7%
Utilities ....................................................................          2.5%

COMMON STOCKS
SECTOR
------
Business Services ............................................................          1.6%
Consumer - Durables ..........................................................          1.6%
Energy & Mining ..............................................................          0.7%
Finance ......................................................................          6.4%
Industrial Products & Services ...............................................          1.8%
Real Estate ..................................................................          1.0%
Utilities ....................................................................          4.7%
Cash Equivalents, Other Assets and Liabilities ...............................          6.3%
                                                                                    -------
                                                                                      100.0%
                                                                                    =======

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006
================================================================================================
                U.S. GOVERNMENT AND
   PAR VALUE    AGENCY OBLIGATIONS -- 61.1%                                        MARKET VALUE
------------------------------------------------------------------------------------------------
                U.S. TREASURIES -- 50.4%
$  2,000,000       U.S. Treasury Note, 3.375%, due 02/15/08....................   $    1,965,078
   3,000,000       U.S. Treasury Note, 2.625%, due 05/15/08....................        2,910,468
   4,000,000       U.S. Treasury Note, 3.750%, due 05/15/08....................        3,938,752
   1,230,700       U.S. Treasury Inflation-Protection Note, 3.875%, due 01/15/09       1,264,544
   1,000,000       U.S. Treasury Note, 3.000%, due 02/15/09....................          964,062
   1,000,000       U.S. Treasury Note, 3.375%, due 10/15/09....................          964,766
   1,500,000       U.S. Treasury Note, 4.250%, due 10/15/10....................        1,476,797
   1,500,000       U.S. Treasury Note, 4.375%, due 08/15/12....................        1,478,437
   1,000,000       U.S. Treasury Note, 4.000%, due 02/15/14....................          957,227
   3,000,000       U.S. Treasury Note, 4.125%, due 05/15/15....................        2,880,585
   1,000,000       U.S. Treasury Note, 4.500%, due 02/15/16....................          984,062
     999,420       U.S. Treasury Inflation-Protection Note, 2.500%, due 07/15/16       1,006,994
                                                                                  --------------
                                                                                      20,791,772
                                                                                  --------------
                U.S. GOVERNMENT AGENCIES -- 10.7%
   1,000,000       Federal Farm Credit Bank, 4.480%, due 08/24/12..............          975,602
   1,000,000       Federal Farm Credit Bank, 4.600%, due 12/27/12..............          980,529
     500,000       Federal Home Loan Bank, 3.375%, due 07/21/08................          487,394
   1,000,000       Federal Home Loan Bank, 4.375%, due 02/04/10................          979,716
   1,000,000       Federal Home Loan Bank, 5.000%, due 09/01/10................        1,002,253
                                                                                  --------------
                                                                                       4,425,494
                                                                                  --------------
                TOTAL U.S. GOVERNMENT AND
                   AGENCY OBLIGATIONS (Cost $25,531,262).......................   $   25,217,266
                                                                                  --------------

================================================================================================
   PAR VALUE    CORPORATE BONDS -- 14.8%                                           MARKET VALUE
------------------------------------------------------------------------------------------------
                CONSUMER PRODUCTS -- 2.4%
$  1,000,000       Harley-Davidson, Inc. - 144A(a), 3.625%, due 12/15/08.......   $      968,894
                                                                                  --------------

                FINANCE -- 4.7%
   1,000,000       Caterpillar Financial Services Corporation,
                       4.750%, due 02/17/15....................................          954,497
   1,000,000       Marshall & Ilsley Bank, 5.250%, due 09/04/12................        1,002,867
                                                                                  --------------
                                                                                       1,957,364
                                                                                  --------------
                FOOD & TOBACCO -- 1.5%
     600,000       Hormel Foods Corporation, 6.625%, due 06/01/11..............          630,372
                                                                                  --------------

                INDUSTRIALS -- 3.7%
     500,000       Johnson Controls, Inc., 5.250%, due 01/15/11................          496,059
   1,000,000       United Technologies Corporation, 6.350%, due 03/01/11.......        1,039,772
                                                                                  --------------
                                                                                       1,535,831
                                                                                  --------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================================
  PAR VALUE     CORPORATE BONDS -- 14.8% (CONTINUED)                               MARKET VALUE
------------------------------------------------------------------------------------------------
                UTILITIES -- 2.5%
$  1,000,000       Southern Power Company, 6.250%, due 07/15/12................   $    1,033,199
                                                                                  --------------

                TOTAL CORPORATE BONDS (Cost $6,256,926)........................   $    6,125,660
                                                                                  --------------

================================================================================================
     SHARES     COMMON STOCKS -- 17.8%                                             MARKET VALUE
------------------------------------------------------------------------------------------------
                BUSINESS SERVICES -- 1.6%
      50,000       ServiceMaster Company (The).................................   $      655,500
                                                                                  --------------

                CONSUMER - DURABLES -- 1.6%
      10,000       Leggett & Platt, Inc. ......................................          239,000
      15,000       Newell Rubbermaid Inc.......................................          434,250
                                                                                  --------------
                                                                                         673,250
                                                                                  --------------
                ENERGY & MINING -- 0.7%
       8,000       National Fuel Gas Company...................................          308,320
                                                                                  --------------

                FINANCE - BANKS & THRIFTS -- 4.6%
      15,000       BB&T Corporation............................................          658,950
      10,000       Citizens Republic Bancorp...................................          265,000
      15,000       National City Corporation...................................          548,400
      15,000       TCF Financial Corporation...................................          411,300
                                                                                  --------------
                                                                                       1,883,650
                                                                                  --------------
                FINANCE - INSURANCE -- 1.8%
      25,000        Arthur J. Gallagher & Co...................................          738,750
                                                                                  --------------
                INDUSTRIAL PRODUCTS & SERVICES -- 1.8%
      35,000       RPM International Inc.......................................          731,150
                                                                                  --------------

                REAL ESTATE -- 1.0%
      10,000       Duke Realty Corporation.....................................          409,000
                                                                                  --------------

                UTILITIES -- 4.7%
      12,000       FPL Group, Inc..............................................          653,040
      12,000       Pinnacle West Capital Corporation...........................          607,680
      18,000       Southern Company ...........................................          663,480
                                                                                  --------------
                                                                                       1,924,200
                                                                                  --------------

                TOTAL COMMON STOCKS (Cost $6,203,865)..........................   $    7,323,820
                                                                                  --------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================================
     SHARES     CASH EQUIVALENTS -- 4.8%                                           MARKET VALUE
------------------------------------------------------------------------------------------------
   1,959,237       Federated Treasury Obligations Money Market Fund ...........   $    1,959,237
      30,204       Federated Government Obligations Money Market Fund .........           30,204
                                                                                  --------------
                TOTAL CASH EQUIVALENTS (Cost $1,989,441).......................   $    1,989,441
                                                                                  --------------

                TOTAL INVESTMENTS AT MARKET VALUE -- 98.5%
                (Cost $39,981,494).............................................   $   40,656,187

                OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.5%..................          605,639
                                                                                  --------------

                NET ASSETS -- 100.0%...........................................   $   41,261,826
                                                                                  ==============

(a) 144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt form registration, normally to qualified institutional buyers.

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2006
================================================================================================================================
                                                   AVE MARIA       AVE MARIA      AVE MARIA         AVE MARIA
                                                    CATHOLIC        GROWTH          RISING         OPPORTUNITY       AVE MARIA
                                                  VALUES FUND        FUND        DIVIDEND FUND         FUND          BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At amortized cost ..........................   $ 217,328,267    $  73,277,461   $  32,083,382   $  16,658,341    $  39,981,494
                                                 =============    =============   =============   =============    =============
  At market value (Note 1) ...................   $ 261,696,966    $  85,404,886   $  35,486,022   $  17,682,122    $  40,656,187
Receivable for capital shares sold ...........         242,155          152,765          31,302          30,351          248,630
Dividends and interest receivable ............         277,344           91,056          65,132          21,477          375,280
Other assets .................................          27,954           12,806           8,537          12,479           11,101
                                                 -------------    -------------   -------------   -------------    -------------
   TOTAL ASSETS ..............................     262,244,419       85,661,513      35,590,993      17,746,429       41,291,198
                                                 -------------    -------------   -------------   -------------    -------------

LIABILITIES
Payable for investment securities purchased ..       3,438,803               --         420,299              --               --
Payable for capital shares redeemed ..........          54,281          224,067          30,053           1,253            6,181
Payable to Adviser (Note 2) ..................         639,128          190,964          74,707          18,104            2,424
Payable to affiliate (Note 2) ................          32,300           10,700           4,400           4,000            4,000
Accrued distribution fees (Note 2) ...........          30,093            8,099              --              --            4,868
Other accrued expenses .......................          38,155           16,979          10,429           8,646           11,899
                                                 -------------    -------------   -------------   -------------    -------------
   TOTAL LIABILITIES .........................       4,232,760          450,809         539,888          32,003           29,372
                                                 -------------    -------------   -------------   -------------    -------------
NET ASSETS ...................................   $ 258,011,659    $  85,210,704   $  35,051,105   $  17,714,426    $  41,261,826
                                                 =============    =============   =============   =============    =============

NET ASSETS CONSIST OF:
Paid-in capital ..............................   $ 214,269,263    $  73,082,950   $  31,648,372   $  16,720,823    $  40,588,552
Undistributed/(Distributions in excess of)
 net investment income .......................              --               --              --             258           (1,440)
Accumulated undistributed/(Distributions
 in excess of) net realized gains from
 security transactions .......................        (626,303)             329              93         (30,436)              21
Net unrealized appreciation/(depreciation)
 on investments ..............................      44,368,699       12,127,425       3,402,640       1,023,781          674,693
                                                 -------------    -------------   -------------   -------------    -------------
NET ASSETS ...................................   $ 258,011,659    $  85,210,704   $  35,051,105   $  17,714,426    $  41,261,826
                                                 =============    =============   =============   =============    =============

Shares of beneficial interest outstanding
 (unlimited number of shares authorized,
 no par value) ...............................      15,641,099        4,949,680       2,902,503       1,679,454
                                                 =============    =============   =============   =============

Net asset value, offering price and redemption
 price per share (Note 1) ....................   $       16.50    $       17.22   $       12.08   $       10.55
                                                 =============    =============   =============   =============

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares ......                                                                     $  17,880,112
                                                                                                                   =============
Shares of beneficial interest outstanding
 (unlimited number of shares authorized,
 no par value) ...............................                                                                         1,741,856
                                                                                                                   =============
Net asset value, offering price and redemption
 price per share (Note 1) ....................                                                                     $       10.26
                                                                                                                   =============

PRICING OF CLASS R SHARES
Net assets applicable to Class R shares ......                                                                     $  23,381,714
                                                                                                                   =============
Shares of beneficial interest outstanding
 (unlimited number of shares authorized,
 no par value) ...............................                                                                         2,280,686
                                                                                                                   =============
Net asset value, offering price and redemption
 price per share (Note 1) ....................                                                                     $       10.25
                                                                                                                   =============

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006(a)
==================================================================================================================================
                                                   AVE MARIA        AVE MARIA        AVE MARIA        AVE MARIA
                                                    CATHOLIC          GROWTH          RISING         OPPORTUNITY       AVE MARIA
                                                  VALUES FUND          FUND        DIVIDEND FUND         FUND          BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividend ...................................   $   2,997,724    $     846,457    $     736,655    $     168,085    $     373,674
  Interest ...................................         132,577           22,258           22,961           66,474        1,673,840
                                                 -------------    -------------    -------------    -------------    -------------
    Total Income .............................       3,130,301          868,715          759,616          234,559        2,047,514
                                                 -------------    -------------    -------------    -------------    -------------
EXPENSES
  Investment advisory fees (Note 2) ..........       2,467,162          726,474          229,848          112,052          155,008
  Distribution fees (Note 2) .................         616,788          181,618               --               --               --
  Distribution fees - Class R (Note 2) .......              --               --               --               --           49,765
  Administration, accounting and
    transfer agent fees (Note 2) .............         370,007          109,000           49,354           32,000           53,031
  Legal and audit fees .......................          52,587           36,317           30,617           21,310           31,577
  Postage and supplies .......................          73,878           38,004           19,453            6,566           23,071
  Trustees' fees and expenses ................          25,177           25,177           25,177           12,355           25,177
  Registration fees - Common .................          28,135           20,198           22,674           13,012            7,844
  Registration fees - Class I ................              --               --               --               --            1,330
  Registration fees - Class R ................              --               --               --               --           10,542
  Custodian fees .............................          23,848            9,131            6,367            7,597            5,783
  Insurance expense ..........................          20,855            6,824            3,139              932            6,431
  Reports to shareholders ....................          19,894            9,365            3,076            1,038            3,236
  Compliance service fees ....................          15,992            5,254            2,787            1,431            4,378
  Advisory board fees and expenses ...........           4,650            4,650            4,650            1,900            4,650
  Other expenses .............................          22,455            8,314            5,733            3,151           10,937
                                                 -------------    -------------    -------------    -------------    -------------
    TOTAL EXPENSES ...........................       3,741,428        1,180,326          402,875          213,344          392,760
  Less fees waived and/or expenses reimbursed
    by the Adviser (Note 2):
    Common ...................................         (40,693)         (90,617)         (19,794)         (73,278)        (176,062)
    Class I ..................................              --               --               --               --           (1,330)
    Class R ..................................              --               --               --               --             (586)
                                                 -------------    -------------    -------------    -------------    -------------
    NET EXPENSES .............................       3,700,735        1,089,709          383,081          140,066          214,782
                                                 -------------    -------------    -------------    -------------    -------------

NET INVESTMENT INCOME/(LOSS) .................        (570,434)        (220,994)         376,535           94,493        1,832,732
                                                 -------------    -------------    -------------    -------------    -------------

REALIZED AND UNREALIZED GAINS
  ON INVESTMENTS
  Net realized gains from security transactions     10,818,434          712,003          748,365          342,668          260,709
  Net realized gains from in-kind
    redemptions (Note 1) .....................      18,457,383        2,014,638        1,733,646               --               --
  Net change in unrealized appreciation/
    (depreciation) on investments ............       4,564,102        7,996,624        2,332,107        1,023,781          704,922
                                                 -------------    -------------    -------------    -------------    -------------

NET REALIZED AND UNREALIZED
  GAINS ON INVESTMENTS .......................      33,839,919       10,723,265        4,814,118        1,366,449          965,631
                                                 -------------    -------------    -------------    -------------    -------------

NET INCREASE IN NET
  ASSETS FROM OPERATIONS .....................   $  33,269,485    $  10,502,271    $   5,190,653    $   1,460,942    $   2,798,363
                                                 =============    =============    =============    =============    =============

(a) Except for the Ave Maria Opportunity Fund, which represents the period from the commencement of operations (May 1, 2006) through December 31, 2006.

See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS
========================================================================================================
                                                                             YEAR            YEAR
                                                                             ENDED           ENDED
                                                                          DECEMBER 31,     DECEMBER 31,
                                                                             2006            2005
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss ...............................................   $    (570,434)   $    (675,749)
   Net realized gains from security transactions .....................      10,818,434        6,419,904
   Net realized gains from in-kind redemptions (Note 1) ..............      18,457,383       25,684,514
   Net change in unrealized appreciation/(depreciation) on investments       4,564,102      (18,517,281)
                                                                         -------------    -------------
Net increase in net assets from operations ...........................      33,269,485       12,911,388
                                                                         -------------    -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gains on investments ............................     (10,545,124)      (6,556,047)
                                                                         -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .........................................      52,002,346       71,427,677
   Reinvestment of distributions to shareholders .....................       9,595,000        4,811,260
   Payments for shares redeemed ......................................     (72,685,160)     (84,289,471)
                                                                         -------------    -------------
Net decrease in net assets from capital share transactions ...........     (11,087,814)      (8,050,534)
                                                                         -------------    -------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS ..............................      11,636,547       (1,695,193)

NET ASSETS
   Beginning of year .................................................     246,375,112      248,070,305
                                                                         -------------    -------------
   End of year .......................................................   $ 258,011,659    $ 246,375,112
                                                                         =============    =============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME ......................   $          --    $          --
                                                                         =============    =============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .......................................................       3,249,139        4,855,617
   Shares issued in reinvestment of distributions to shareholders ....         578,360          316,942
   Shares redeemed ...................................................      (4,543,268)      (5,785,549)
                                                                         -------------    -------------
   Net decrease in shares outstanding ................................        (715,769)        (612,990)
   Shares outstanding, beginning of year .............................      16,356,868       16,969,858
                                                                         -------------    -------------
   Shares outstanding, end of year ...................................      15,641,099       16,356,868
                                                                         =============    =============

See notes to financial statements.

AVE MARIA GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
========================================================================================================
                                                                             YEAR             YEAR
                                                                             ENDED            ENDED
                                                                          DECEMBER 31,     DECEMBER 31,
                                                                             2006             2005
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss ...............................................   $    (220,994)   $    (197,932)
   Net realized gains from security transactions .....................         712,003          195,655
   Net realized gains from in-kind redemptions (Note 1) ..............       2,014,638        5,019,059
   Net change in unrealized appreciation/(depreciation) on investments       7,996,624       (4,911,979)
                                                                         -------------    -------------
Net increase in net assets from operations ...........................      10,502,271          104,803
                                                                         -------------    -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gains on investments ............................        (711,674)        (170,748)
                                                                         -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .........................................      27,242,598       33,341,319
   Reinvestment of distributions to shareholders .....................         668,695          145,383
   Payments for shares redeemed ......................................     (16,052,538)     (21,433,585)
                                                                         -------------    -------------
Net increase in net assets from capital share transactions ...........      11,858,755       12,053,117
                                                                         -------------    -------------

TOTAL INCREASE IN NET ASSETS .........................................      21,649,352       11,987,172

NET ASSETS
   Beginning of year .................................................      63,561,352       51,574,180
                                                                         -------------    -------------
   End of year .......................................................   $  85,210,704    $  63,561,352
                                                                         =============    =============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME ......................   $          --    $          --
                                                                         =============    =============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .......................................................       1,667,583        2,275,713
   Shares issued in reinvestment of distributions to shareholders ....          38,564            9,634
   Shares redeemed ...................................................        (993,409)      (1,488,490)
                                                                         -------------    -------------
   Net increase in shares outstanding ................................         712,738          796,857
   Shares outstanding, beginning of year .............................       4,236,942        3,440,085
                                                                         -------------    -------------
   Shares outstanding, end of year ...................................       4,949,680        4,236,942
                                                                         =============    =============

See notes to financial statements.

AVE MARIA RISING DIVIDEND FUND
STATEMENTS OF CHANGES IN NET ASSETS
========================================================================================================
                                                                             YEAR            PERIOD
                                                                             ENDED           ENDED
                                                                          DECEMBER 31,    DECEMBER 31,
                                                                             2006            2005 (a)
--------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income .............................................   $     376,535    $     154,951
   Net realized gains from security transactions .....................         748,365            5,878
   Net realized gains from in-kind redemptions (Note 1) ..............       1,733,646               --
   Net change in unrealized appreciation/(depreciation) on investments       2,332,107        1,070,533
                                                                         -------------    -------------
Net increase in net assets from operations ...........................       5,190,653        1,231,362
                                                                         -------------    -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ........................................        (376,535)        (155,062)
   From net realized gains on investments ............................        (748,272)          (5,912)
                                                                         -------------    -------------
Net decrease in net assets from distributions to shareholders ........      (1,124,807)        (160,974)
                                                                         -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .........................................      16,397,640       24,214,318
   Reinvestment of distributions to shareholders .....................         711,266          115,204
   Payments for shares redeemed ......................................     (11,366,258)        (157,299)
                                                                         -------------    -------------
Net increase in net assets from capital share transactions ...........       5,742,648       24,172,223
                                                                         -------------    -------------

TOTAL INCREASE IN NET ASSETS .........................................       9,808,494       25,242,611

NET ASSETS
   Beginning of period ...............................................      25,242,611               --
                                                                         -------------    -------------
   End of period .....................................................   $  35,051,105    $  25,242,611
                                                                         =============    =============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME ......................   $          --    $          --
                                                                         =============    =============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .......................................................       1,432,894        2,387,085
   Shares issued in reinvestment of distributions to shareholders ....          59,190           11,154
   Shares redeemed ...................................................        (972,858)         (14,962)
                                                                         -------------    -------------
   Net increase in shares outstanding ................................         519,226        2,383,277
   Shares outstanding, beginning of period ...........................       2,383,277               --
                                                                         -------------    -------------
   Shares outstanding, end of period .................................       2,902,503        2,383,277
                                                                         =============    =============

(a) Represents the period from the commencement of operations (May 2, 2005) through December 31, 2005.

See notes to financial statements.

AVE MARIA OPPORTUNITY FUND
STATEMENT OF CHANGES IN NET ASSETS
======================================================================================
                                                                             PERIOD
                                                                             ENDED
                                                                          DECEMBER 31,
                                                                            2006 (a)
--------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income .............................................   $      94,493
   Net realized gains from security transactions .....................         342,668
   Net change in unrealized appreciation/(depreciation) on investments       1,023,781
                                                                         -------------
Net increase in net assets from operations ...........................       1,460,942
                                                                         -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ........................................         (94,235)
   From net realized gains on investments ............................        (373,104)
                                                                         -------------
Net decrease in net assets from distributions to shareholders ........        (467,339)
                                                                         -------------

FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .........................................      18,868,063
   Reinvestment of distributions to shareholders .....................          91,678
   Payments for shares redeemed ......................................      (2,238,918)
                                                                         -------------
Net increase in net assets from capital share transactions ...........      16,720,823
                                                                         -------------

TOTAL INCREASE IN NET ASSETS .........................................      17,714,426

NET ASSETS
   Beginning of period ...............................................              --
                                                                         -------------
   End of period .....................................................   $  17,714,426
                                                                         =============

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME ......................   $         258
                                                                         =============

SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .......................................................       1,880,754
   Shares issued in reinvestment of distributions to shareholders ....           8,641
   Shares redeemed ...................................................        (209,941)
                                                                         -------------
   Net increase in shares outstanding ................................       1,679,454
   Shares outstanding, beginning of period ...........................              --
                                                                         -------------
   Shares outstanding, end of period .................................       1,679,454
                                                                         =============

(a) Represents the period from the commencement of operations (May 1, 2006) through December 31, 2006.

See notes to financial statements.

AVE MARIA BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================================================
                                                                                    YEAR             YEAR
                                                                                    ENDED            ENDED
                                                                                 DECEMBER 31,     DECEMBER 31,
                                                                                    2006             2005
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income ....................................................   $   1,832,732    $   1,792,490
   Net realized gains from security transactions ............................         260,709          277,837
   Net change in unrealized appreciation/(depreciation) on investments ......         704,922         (954,305)
                                                                                -------------    -------------
Net increase in net assets from operations ..................................       2,798,363        1,116,022
                                                                                -------------    -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income, Class I ......................................      (1,135,731)      (1,391,917)
   From net investment income, Class R ......................................        (700,257)        (401,832)
   From net realized gains on investments, Class I ..........................        (114,092)        (206,354)
   From net realized gains on investments, Class R ..........................        (146,596)         (71,805)
                                                                                -------------    -------------
Net decrease in net assets from distributions to shareholders ...............      (2,096,676)      (2,071,908)
                                                                                -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS I
   Proceeds from shares sold ................................................         135,000       15,155,714
   Reinvestment of distributions to shareholders ............................          16,961        1,255,136
   Payments for shares redeemed .............................................     (30,709,371)            (128)
                                                                                -------------    -------------
Net increase/(decrease) in net assets from Class I capital share transactions     (30,557,410)      16,410,722
                                                                                -------------    -------------

CLASS R
   Proceeds from shares sold ................................................       8,193,903       12,343,959
   Reinvestment of distributions to shareholders ............................         774,275          437,119
   Payments for shares redeemed .............................................      (2,804,300)      (2,230,831)
                                                                                -------------    -------------
Net increase in net assets from Class R capital share transactions ..........       6,163,878       10,550,247
                                                                                -------------    -------------
TOTAL INCREASE/(DECREASE) IN NET ASSETS .....................................     (23,691,845)      26,005,083
NET ASSETS
   Beginning of year ........................................................      64,953,671       38,948,588
                                                                                -------------    -------------
   End of year ..............................................................   $  41,261,826    $  64,953,671
                                                                                =============    =============
ACCUMULATED UNDISTRIBUTED/(OVERDISTRIBUTED)
   NET INVESTMENT INCOME ....................................................   $      (1,440)   $       1,816
                                                                                =============    =============
SUMMARY OF CAPITAL SHARE ACTIVITY
CLASS I
   Shares sold ..............................................................          13,478        1,487,398
   Shares issued in reinvestment of distributions to shareholders ...........           1,689          123,286
   Shares redeemed ..........................................................      (3,039,466)             (13)
                                                                                -------------    -------------
   Net increase/(decrease) in shares outstanding ............................      (3,024,299)       1,610,671
   Shares outstanding, beginning of year ....................................       4,766,155        3,155,484
                                                                                -------------    -------------
   Shares outstanding, end of year ..........................................       1,741,856        4,766,155
                                                                                =============    =============
CLASS R
   Shares sold ..............................................................         811,940        1,215,210
   Shares issued in reinvestment of distributions to shareholders ...........          76,363           43,058
   Shares redeemed ..........................................................        (277,651)        (219,911)
                                                                                -------------    -------------
   Net increase in shares outstanding .......................................         610,652        1,038,357
   Shares outstanding, beginning of year ....................................       1,670,034          631,677
                                                                                -------------    -------------
   Shares outstanding, end of year ..........................................       2,280,686        1,670,034
                                                                                =============    =============

See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
FINANCIAL  HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
==============================================================================================================================
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                     ENDED           ENDED           ENDED           ENDED           ENDED
                                                  DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                     2006            2005            2004            2003            2002
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ..........   $     15.06     $     14.62     $     12.75     $      9.47     $     10.50
                                                  -----------     -----------     -----------     -----------     -----------

Income/(loss) from investment operations:
  Net investment loss .........................         (0.04)          (0.04)          (0.05)          (0.03)          (0.01)
  Net realized and unrealized gains/(losses)
     on investments ...........................          2.18            0.89            2.61            3.40           (1.02)
                                                  -----------     -----------     -----------     -----------     -----------
Total from investment operations ..............          2.14            0.85            2.56            3.37           (1.03)
                                                  -----------     -----------     -----------     -----------     -----------

Less distributions:
  From net realized gains on investments ......         (0.70)          (0.41)          (0.69)          (0.09)             --
                                                  -----------     -----------     -----------     -----------     -----------

Net asset value at end of year ................   $     16.50     $     15.06     $     14.62     $     12.75     $      9.47
                                                  ===========     ===========     ===========     ===========     ===========

Total return (a) ..............................          14.2%            5.8%           20.1%           35.6%           (9.8)%
                                                  ===========     ===========     ===========     ===========     ===========

Ratios/Supplementary Data:
Net assets at end of year (000's) .............   $   258,012     $   246,375     $   248,070     $   144,956     $    61,802
                                                  ===========     ===========     ===========     ===========     ===========

Ratio of net expenses to average net assets (b)          1.50%           1.50%           1.50%           1.50%           1.50%

Ratio of net investment loss
  to average net assets .......................         (0.23)%         (0.28)%         (0.44)%         (0.28)%         (0.14)%

Portfolio turnover rate .......................            59%             61%             34%             58%             86%

(a) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect any reduction for sales charges, nor do they reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.52%, 1.51%, 1.52%, 1.56% and 1.69% for the years ended December 31, 2006, 2005, 2004, 2003 and 2002, respectively.

See notes to financial statements.

AVE MARIA GROWTH FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
===============================================================================================================
                                                       YEAR           YEAR           YEAR          PERIOD
                                                       ENDED          ENDED          ENDED          ENDED
                                                    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                       2006           2005           2004          2003 (a)
---------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...........   $    15.00     $    14.99     $    12.34     $    10.00
                                                     ----------     ----------     ----------     ----------

Income/(loss) from investment operations:
  Net investment loss ............................        (0.04)         (0.05)         (0.03)         (0.02)
  Net realized and unrealized gains on investments         2.40           0.10           2.68           2.36
                                                     ----------     ----------     ----------     ----------
Total from investment operations .................         2.36           0.05           2.65           2.34
                                                     ----------     ----------     ----------     ----------

Less distributions:
  From net realized gains on investments .........        (0.14)         (0.04)            --             --
                                                     ----------     ----------     ----------     ----------

Net asset value at end of period .................   $    17.22     $    15.00     $    14.99     $    12.34
                                                     ==========     ==========     ==========     ==========

Total return (b) .................................         15.8%           0.3%          21.5%          23.4%(c)
                                                     ==========     ==========     ==========     ==========

Ratios/Supplementary Data:
Net assets at end of period (000's) ..............   $   85,211     $   63,561     $   51,574     $   15,105
                                                     ==========     ==========     ==========     ==========

Ratio of net expenses to average net assets (d) ..         1.50%          1.50%          1.50%          1.49%(e)

Ratio of net investment loss to average net assets        (0.30)%        (0.34)%        (0.29)%        (0.36)%(e)

Portfolio turnover rate ..........................           13%            29%             3%             0%

(a) Represents the period from the initial public offering (May 1, 2003) through December 31, 2003.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect any reduction for sales charges, nor do they reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.62%, 1.64%, 1.79% and 2.61%(e) for the periods ended December 31, 2006, 2005, 2004 and 2003, respectively.

(e)   Annualized.

See notes to financial statements.

AVE MARIA RISING DIVIDEND FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=====================================================================================
                                                           YEAR            PERIOD
                                                           ENDED            ENDED
                                                        DECEMBER 31,     DECEMBER 31,
                                                           2006            2005 (a)
-------------------------------------------------------------------------------------
Net asset value at beginning of period .............   $      10.59     $      10.00
                                                       ------------     ------------

Income from investment operations:
   Net investment income ...........................           0.14             0.08
   Net realized and unrealized gains on investments            1.75             0.59
                                                       ------------     ------------
Total from investment operations ...................           1.89             0.67
                                                       ------------     ------------

Less distributions:
   From net investment income ......................          (0.14)           (0.08)
   From net realized gains on investments ..........          (0.26)           (0.00)(b)
                                                       ------------     ------------
Total distributions ................................          (0.40)           (0.08)
                                                       ------------     ------------

Net asset value at end of period ...................   $      12.08     $      10.59
                                                       ============     ============

Total return (c) ...................................           17.9%             6.7%(d)
                                                       ============     ============

Ratios/Supplementary Data:
Net assets at end of period (000's) ................   $     35,051     $     25,243
                                                       ============     ============

Ratio of net expenses to average net assets (e) ....           1.25%            1.24%(f)

Ratio of net investment income to average net assets           1.23%            1.19%(f)

Portfolio turnover rate ............................             65%              21%(f)

(a) Represents the period from the initial public offering (May 2, 2005) through December 31, 2005.

(b)   Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect any reduction for sales charges, nor do they reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)   Not annualized.

(e) Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.31% and 1.43%(f) for the periods ended December 31, 2006 and 2005, respectively.

(f)   Annualized.

See notes to financial statements.

AVE MARIA OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================
                                                                PERIOD
                                                                 ENDED
                                                              DECEMBER 31,
                                                                2006 (a)
--------------------------------------------------------------------------------
Net asset value at beginning of period .............         $      10.00
                                                             ------------

Income from investment operations:
   Net investment income ...........................                 0.06
   Net realized and unrealized gains on investments                  0.77
                                                             ------------
Total from investment operations ...................                 0.83
                                                             ------------

Less distributions:
   From net investment income ......................                (0.06)
   From net realized gains on investments ..........                (0.22)
                                                             ------------
Total distributions ................................                (0.28)
                                                             ------------

Net asset value at end of period ...................         $      10.55
                                                             ============

Total return (b) ...................................                  8.3%(c)
                                                             ============

Ratios/Supplementary Data:
Net assets at end of period (000's) ................         $     17,714
                                                             ============

Ratio of net expenses to average net assets (d) ....                 1.24%(e)

Ratio of net investment income to average net assets                 0.84%(e)

Portfolio turnover rate ............................                  102%(e)

(a) Represents the period from the initial public offering (May 1, 2006) through December 31, 2006.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d) Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.90%(e) for the period ended December 31, 2006.

(e)   Annualized.

See notes to financial statements.

AVE MARIA BOND FUND - CLASS I
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=================================================================================================================
                                                      YEAR            YEAR             YEAR              PERIOD
                                                      ENDED           ENDED            ENDED             ENDED
                                                   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                                      2006            2005             2004             2003 (a)
-----------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period ........   $      10.10     $      10.29     $      10.09     $      10.00
                                                  ------------     ------------     ------------     ------------

Income/(loss) from investment operations:
  Net investment income .......................           0.38             0.33             0.28             0.16
  Net realized and unrealized gains/
    (losses) on investments ...................           0.23            (0.15)            0.27             0.10
                                                  ------------     ------------     ------------     ------------
Total from investment operations ..............           0.61             0.18             0.55             0.26
                                                  ------------     ------------     ------------     ------------

Less distributions:
  From net investment income ..................          (0.38)           (0.33)           (0.28)           (0.16)
  From net realized gains on investments ......          (0.07)           (0.04)           (0.07)           (0.01)
                                                  ------------     ------------     ------------     ------------
Total distributions ...........................          (0.45)           (0.37)           (0.35)           (0.17)
                                                  ------------     ------------     ------------     ------------

Net asset value at end of period ..............   $      10.26     $      10.10     $      10.29     $      10.09
                                                  ============     ============     ============     ============

Total return (b) ..............................            6.2%             1.8%             5.5%             2.6%(c)
                                                  ============     ============     ============     ============

Ratios/Supplementary Data:
Net assets at end of period (000's)  ..........   $     17,880     $     48,115     $     32,458     $     30,773
                                                  ============     ============     ============     ============

Ratio of net expenses to average net assets (d)           0.30%            0.30%            0.30%            0.30%(e)

Ratio of net investment income
  to average net assets .......................           3.67%            3.32%            2.77%            2.36%(e)

Portfolio turnover rate .......................             21%              22%              47%              50%(e)

(a) Represents the period from the initial public offering (May 1, 2003) through December 31, 2003.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.65%, 0.61%, 0.72% and 0.71%(e) for the periods ended December 31, 2006, 2005, 2004 and 2003, respectively.

(e)   Annualized.

See notes to financial statements.

AVE MARIA BOND FUND - CLASS R
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=================================================================================================================
                                                      YEAR            YEAR             YEAR              PERIOD
                                                      ENDED           ENDED            ENDED             ENDED
                                                   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,      DECEMBER 31,
                                                      2006            2005             2004             2003 (a)
-----------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ........   $      10.08     $      10.28     $      10.09     $      10.00
                                                  ------------     ------------     ------------     ------------

Income/(loss) from investment operations:
  Net investment income .......................           0.35             0.30             0.24             0.14
  Net realized and unrealized gains/
    (losses) on investments ...................           0.24            (0.16)            0.26             0.10
                                                  ------------     ------------     ------------     ------------
Total from investment operations ..............           0.59             0.14             0.50             0.24
                                                  ------------     ------------     ------------     ------------

Less distributions:
  From net investment income ..................          (0.35)           (0.30)           (0.24)           (0.14)
  From net realized gains on investments ......          (0.07)           (0.04)           (0.07)           (0.01)
                                                  ------------     ------------     ------------     ------------
Total distributions ...........................          (0.42)           (0.34)           (0.31)           (0.15)
                                                  ------------     ------------     ------------     ------------

Net asset value at end of period ..............   $      10.25     $      10.08     $      10.28     $      10.09
                                                  ============     ============     ============     ============

Total return (b) ..............................            6.0%             1.4%             5.1%             2.4%(c)
                                                  ============     ============     ============     ============

Ratios/Supplementary Data:
Net assets at end of period (000's)  ..........   $     23,382     $     16,839     $      6,491     $      1,502
                                                  ============     ============     ============     ============

Ratio of net expenses to average net assets (d)           0.60%            0.61%            0.70%            0.69%(e)

Ratio of net investment income
  to average net assets .......................           3.37%            3.01%            2.37%            1.96%(e)

Portfolio turnover rate .......................             21%              22%              47%              50%(e)

(a) Represents the period from the initial public offering (May 1, 2003) through December 31, 2003.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect any reduction for sales charges, nor do they reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d) Absent fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.94%, 0.92%, 1.31% and 2.49%(e) for the periods ended December 31, 2006, 2005, 2004 and 2003, respectively.

(e)   Annualized.

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006
================================================================================

1.    SIGNIFICANT ACCOUNTING POLICIES

The Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund (formerly the Ave Maria Small Cap Fund) and the Ave Maria Bond Fund (collectively, the "Funds") are each a diversified series of the Schwartz Investment Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940 and established as an Ohio business trust under a Declaration of Trust dated August 31, 1992. The Ave Maria Catholic Values Fund commenced the public offering of its shares on May 1, 2001. The public offering of shares of the Ave Maria Growth Fund and the Ave Maria Bond Fund commenced on May 1, 2003. The Ave Maria Rising Dividend Fund commenced the public offering of its shares on May 2, 2005. The Ave Maria Opportunity Fund commenced the public offering of its shares on May 1, 2006. The Funds determine and make available for publication the net asset value of each of its shares on a daily basis.

The investment objective of the Ave Maria Catholic Values Fund is to seek long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Growth Fund is to seek long-term capital appreciation, using the growth style, from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Rising Dividend Fund is to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income from investments in dividend-paying common stocks of companies that do no violate core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Opportunity Fund is long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Bond Fund is to seek preservation of principal with a reasonable level of current income. See the Funds' Prospectus for information regarding the investment strategies of each Fund.

The Ave Maria Bond Fund offers two classes of shares: Class I shares (sold subject to a distribution fee of up to 0.10% of the average daily net assets attributable to Class I shares) and Class R shares (sold subject to a distribution fee of up to 0.25% of the average daily net assets attributable to Class R shares). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that: (1) Class R bears the expenses of higher distribution fees; (2) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (4) Class I shares require an initial investment of $25 million. Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Shares of each Fund are sold at net asset value. To calculate the net asset value, each Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share for each Fund. Prior to September 1, 2006, shares of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and Class R shares of the Ave Maria Bond Fund were subject to a contingent deferred sales charge ("CDSC").

The following is a summary of significant  accounting  policies  followed by the
Funds:

      (a) VALUATION OF INVESTMENTS - Securities which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange (NYSE) on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

      (b) INCOME TAXES - It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

      In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

      The tax character of distributable earnings at December 31, 2006 was as follows:

==============================================================================================================================
                                                   AVE MARIA       AVE MARIA      AVE MARIA       AVE MARIA
                                                    CATHOLIC        GROWTH          RISING       OPPORTUNITY      AVE MARIA
                                                  VALUES FUND        FUND        DIVIDEND FUND       FUND         BOND FUND
------------------------------------------------------------------------------------------------------------------------------
Undistributed ordinary income ................   $          --   $         --   $          --   $         266   $       2,024
Undistributed long-term gains ................             932             329              93              --              21
Net unrealized appreciation ..................      43,741,464      12,127,425       3,402,640         993,337         671,229
                                                 -------------   -------------   -------------   -------------   -------------
Total distributable earnings .................   $  43,742,396   $  12,127,754   $   3,402,733   $     993,603   $     673,274
                                                 =============   =============   =============   =============   =============
------------------------------------------------------------------------------------------------------------------------------

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
      The following information is based upon the federal income tax cost of the investment securities as of December 31, 2006:

================================================================================================================================
                                                 AVE MARIA       AVE MARIA         AVE MARIA        AVE MARIA
                                                  CATHOLIC        GROWTH            RISING         OPPORTUNITY       AVE MARIA
                                                VALUES FUND        FUND          DIVIDEND FUND         FUND          BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation ..............   $  46,609,342    $  13,765,474    $   3,716,643    $   1,434,114    $   1,211,464
Gross unrealized depreciation ..............      (2,867,878)      (1,638,049)        (314,003)        (440,777)        (540,235)
                                               -------------    -------------    -------------    -------------    -------------
Net unrealized appreciation ................   $  43,741,464    $12,127,425 $        3,402,640    $     993,337    $     671,229
                                               =============    =============    =============    =============    =============
Federal income tax cost ....................   $ 217,955,502    $  73,277,461    $  32,083,382    $  16,688,785    $  39,984,958
                                               =============    =============    =============    =============    =============
--------------------------------------------------------------------------------------------------------------------------------

      The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Ave Maria Catholic Values Fund and the Ave Maria Opportunity Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales. The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Ave Maria Bond Fund is due to certain timing differences in the recognition of the amortization of organizational costs. These "book/tax" differences are also temporary in nature.

      During the year ended December 31, 2006, the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and the Ave Maria Rising Dividend Fund realized $18,457,383, $2,014,638 and $1,733,646, respectively, of net capital gains resulting from in-kind redemptions - in which shareholders who redeemed Fund shares received securities held by the Fund rather than cash. The Funds recognize a gain on in-kind redemptions to the extent that the value of the distributed securities on the date of redemption exceeds the cost of those securities. Such gains are not taxable to the Funds and are not required to be distributed to shareholders.

      For the year ended December 31, 2006, the Ave Maria Catholic Values Fund and the Ave Maria Growth Fund reclassified $570,434 and $220,994, respectively, of their net investment loss against paid-in capital. Also, the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, and the Ave Maria Rising Dividend Fund reclassified their net capital gains resulting from in-kind redemptions of $18,457,383, $2,014,638 and $1,733,646, respectively, against paid-in capital. These reclassifications are reflected on the Statements of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, have no effect on each Fund's net assets or net asset value per share.

      (c) SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on securities sold are determined on a specific identification basis. Discounts and premiums on fixed-income securities purchased are amortized using the interest method.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      (d) DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income, if any, are declared and paid annually in December for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and the Ave Maria Opportunity Fund. Dividends from net investment income, if any, are declared and paid quarterly for the Ave Maria Rising Dividend Fund and are declared and paid monthly for the Ave Maria Bond Fund. Each Fund expects to distribute any net realized capital gains annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the years ended December 31, 2006 and December 31, 2005 was as follows:

=============================================================================================
                                                   ORDINARY       LONG-TERM         TOTAL
     YEAR ENDED                                     INCOME      CAPITAL GAINS   DISTRIBUTIONS
---------------------------------------------------------------------------------------------
     AVE MARIA CATHOLIC VALUES FUND:
       December 31, 2006.....................    $        --   $   10,545,124   $  10,545,124
       December 31, 2005.....................    $        --   $    6,556,047   $   6,556,047

     AVE MARIA GROWTH FUND:
       December 31, 2006.....................    $        --   $      711,674   $     711,674
       December 31, 2005.....................    $        --   $      170,748   $     170,748

     AVE MARIA RISING DIVIDEND FUND:
       December 31, 2006.....................    $    719,951  $      404,856   $   1,124,807
       December 31, 2005.....................    $    160,974  $           --   $     160,974

     AVE MARIA OPPORTUNITY FUND:
       December 31, 2006.....................    $    467,339  $           --   $     467,339

     AVE MARIA BOND FUND - CLASS I:
       December 31, 2006.....................    $  1,135,731  $      114,092   $   1,249,823
       December 31, 2005.....................    $  1,391,917  $      206,354   $   1,598,271

     AVE MARIA BOND FUND - CLASS R:
       December 31, 2006.....................    $    700,257  $      146,596   $     846,853
       December 31, 2005.....................    $    401,832  $       71,805   $     473,637
---------------------------------------------------------------------------------------------

      (e) REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements (agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements may be deemed to be loans by the Funds. It is each Fund's policy to take possession of obligations issued or guaranteed by the U.S. Government or its agencies of instrumentalities as collateral under a repurchase agreement and, on a daily basis, mark-to-market such obligations to ensure that their value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the repurchase agreement.

      (f) ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      (g) COMMON EXPENSES - Common expenses of the Trust are allocated among the Funds of the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.


2.    INVESTMENT ADVISORY AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES

The President of the Trust is also the President and Chief Investment Officer of Schwartz Investment Counsel, Inc. (the "Adviser"). Certain other officers of the Trust are officers of the Adviser, or of Ultimus Fund Solutions, LLC ("Ultimus"), the administrative, accounting and transfer agent for the Funds, or of Ultimus Fund Distributors, LLC (the "Distributor"), the Funds' principal underwriter.

Pursuant to Investment Advisory Agreements between the Trust and the Adviser, the Adviser is responsible for the management of each Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Funds. For such services, the Adviser receives from each of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and the Ave Maria Opportunity Fund a quarterly fee at the annual rate of 1.00% of its average daily net assets. The Adviser receives from the Ave Maria Rising Dividend Fund and the Ave Maria Bond Fund a quarterly fee at the annual rate of 0.75% and 0.30%, respectively, of average daily net assets.

The Adviser has contractually agreed to waive a portion of its advisory fees or reimburse a portion of operating expenses so that the net expenses of the Ave Maria Catholic Values Fund and the Ave Maria Opportunity Fund do not exceed 1.50% and 1.25%, respectively, until at least May 1, 2009. The Adviser has contractually agreed to waive a portion of its advisory fees or reimburse a portion of operating expenses so that the net expenses of the Ave Maria Growth Fund do not exceed 1.50% and the net expenses of Class I and Class R shares of the Ave Maria Bond Fund do not exceed 0.30% and 0.70%, respectively, until at least May 1, 2007. The Adviser has contractually agreed to waive a portion of its advisory fees or reimburse a portion of operating expenses so that the net expenses of the Ave Maria Rising Dividend Fund do not exceed 1.25%, until at least May 1, 2010. For the year ended December 31, 2006, the Adviser waived investment advisory fees of $40,693 with respect to the Ave Maria Catholic Values Fund; waived investment advisory fees of $90,617 with respect to the Ave Maria Growth Fund; waived investment advisory fees of $19,794 with respect to the Ave Maria Rising Dividend Fund; waived investment advisory fees of $73,278 with respect to the Ave Maria Opportunity Fund; and waived all of its investment advisory fees of $155,008 and reimbursed $22,970 of other operating expenses (including $21,054 of common expenses, $1,330 of Class I expenses and $586 of Class R expenses) with respect to the Ave Maria Bond Fund.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Any fee waivers or expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years from the time such waivers or reimbursements occurred, provided the Funds are able to effect such repayment and remain in compliance with any undertaking by the Adviser to limit expenses of the Funds. As of December 31, 2006, the amount of fee waivers and expense reimbursements available for reimbursement to the Adviser are as follows:

--------------------------------------------------------------------------------
Ave Maria Catholic Values Fund.................................   $    110,787
Ave Maria Growth Fund..........................................   $    264,396
Ave Maria Rising Dividend Fund.................................   $     44,436
Ave Maria Opportunity Fund.....................................   $     73,278
Ave Maria Bond Fund............................................   $    503,065
--------------------------------------------------------------------------------
As of December 31, 2006, the Adviser may recapture a portion of the above amounts no later than the dates as stated below:

--------------------------------------------------------------------------------
                                      DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                         2007          2008           2009
--------------------------------------------------------------------------------
Ave Maria Catholic Values Fund......  $   36,934    $  33,160      $   40,693
Ave Maria Growth Fund...............  $   93,231    $  80,548      $   90,617
Ave Maria Rising Dividend Fund......  $       --    $  24,642      $   19,794
Ave Maria Opportunity Fund..........  $       --    $      --      $   73,278
Ave Maria Bond Fund.................  $  154,274    $ 170,813      $  177,978
--------------------------------------------------------------------------------

Pursuant to a Mutual Fund Services Agreement between the Funds and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily net asset value per share, maintains the financial books and records of the Funds, maintains the records of each shareholder's account, and processes purchases and redemptions of each Fund's shares. For the performance of these services, the Ave Maria Bond Fund pays Ultimus a monthly fee at an annual rate of 0.10% of its average daily net assets, and each of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria Opportunity Fund pays Ultimus a monthly fee at an annual rate of 0.15% of its average daily net assets. The fee payable by each Fund is subject to a minimum monthly fee of $4,000. For the year ended December 31, 2006, the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund and the Ave Maria Bond Fund paid $370,007, $109,000, $49,354, $32,000 and $53,031, respectively, to Ultimus for mutual fund services.

Pursuant to a Distribution Agreement between the Funds and the Distributor, the Distributor serves as the Funds' exclusive agent for the distribution of its shares. Effective September 1, 2006, shares of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and Class R shares of the Ave Maria Bond Fund are no longer subject to a CDSC. During the year ended December 31, 2006, the Distributor received $1,337, $2,091, and $565 of CDSC's imposed on redemptions of shares of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, and Class R shares of the Ave Maria Bond Fund, respectively.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

The Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and the Ave Maria Bond Fund have adopted a Shareholder Servicing Plan (the "Plan"), which allows the Funds to make payments to financial organizations (including the Adviser and other affiliates of each Fund) for providing account administration and personnel and account maintenance services to Fund shareholders. The annual service fee may not exceed an amount equal to 0.25% of each Fund's daily net assets (except that the service fee is limited to 0.10% of the average net assets of the Ave Maria Bond Fund allocable to Class I shares). During the year ended December 31, 2006, the total expenses incurred pursuant to the Plan were $616,788, $181,618, and $49,765 for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, and Class R shares of the Ave Maria Bond Fund, respectively. No expenses were incurred pursuant to the Plan for Class I shares of the Ave Maria Bond Fund.


3.   INVESTMENT TRANSACTIONS

During the year ended December 31, 2006, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

=======================================================================================================================
                                                 AVE MARIA      AVE MARIA      AVE MARIA     AVE MARIA
                                                  CATHOLIC       GROWTH          RISING     OPPORTUNITY     AVE MARIA
                                                VALUES FUND       FUND       DIVIDEND FUND      FUND        BOND FUND
-----------------------------------------------------------------------------------------------------------------------
Purchases of investment securities .........   $139,122,836   $ 21,861,568   $ 24,084,902   $ 23,231,489   $  4,424,315
                                               ============   ============   ============   ============   ============
Proceeds from sales of investment securities   $162,598,439   $  9,546,997   $ 18,711,674   $  9,290,532   $ 13,577,560
                                               ============   ============   ============   ============   ============

4.    CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.


5.    NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 (FIN 48) "Accounting for Uncertainty in Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing each Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

In September 2006, the Financial Accounting Standards Board issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2006, each Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

AVE MARIA MUTUAL FUNDS
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Board of Trustees
Ave Maria Catholic Values Fund, Ave Maria Growth Fund,
Ave Maria Rising Dividend Fund, Ave Maria Opportunity Fund, and Ave Maria Bond Fund:

We have audited the accompanying statements of assets and liabilities of Ave Maria Catholic Values Fund, Ave Maria Growth Fund, Ave Maria Rising Dividend Fund, Ave Maria Opportunity Fund, and Ave Maria Bond Fund (the "Funds"), including the schedules of investments, as of December 31, 2006, and the related statements of operations, changes in net assets, and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ave Maria Catholic Values Fund, Ave Maria Growth Fund, Ave Maria Rising Dividend Fund, Ave Maria Opportunity Fund, and Ave Maria Bond Fund as of December 31, 2006, the results of their operations, the changes in their net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP

Chicago, Illinois
February 9, 2007

AVE MARIA MUTUAL FUNDS
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED)
================================================================================

Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

                                                                  Position Held      Length of
Trustee/Officer                Address                    Age     with the Trust     Time Served
-----------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:

* Gregory J. Schwartz          3707 W. Maple Road          65     Chairman of the    Since 1992
                               Bloomfield Hills, MI               Board/Trustee

* George P. Schwartz, CFA      3707 W. Maple Road          62     President/Trustee  Since 1992
                               Bloomfield Hills, MI

INDEPENDENT TRUSTEES:

   John E. Barnds              640 Lakeside Road           74     Trustee            Since 2005
                               Birmingham, MI

   Peter F. Barry              3707 W. Maple Road          79     Trustee            Since 2004
                               Bloomfield Hills, MI

   Donald J. Dawson, Jr.       333 W. Seventh Street       59     Trustee            Since 1993
                               Royal Oak, MI

   Fred A. Erb                 800 Old North Woodward      83     Trustee Emeritus   Since 1994
                               Birmingham, MI

   Sidney F. McKenna           1173 Banbury Circle         84     Trustee Emeritus   Since 1993
                               Bloomfield Hills, MI

EXECUTIVE OFFICERS:

* Richard L. Platte, Jr., CFA  3707 W. Maple Road          55     Vice President     Since 1993
                               Bloomfield Hills, MI               and Secretary

* Timothy S. Schwartz          3707 W. Maple Road          35     Treasurer          Since 2000
                               Bloomfield Hills, MI

* Becky S. Renaud              3707 W. Maple Road          34     Chief Compliance   Since 2006
                               Bloomfield Hills, MI               Officer

*     Gregory J. Schwartz,  George P. Schwartz,  Richard L. Platte, Jr., Timothy
      S. Schwartz and Becky S. Renaud, as affiliated persons of Schwartz Investment Counsel, Inc., the Funds' investment adviser, are "interested persons" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. Gregory J. Schwartz and George P. Schwartz are brothers and Timothy S. Schwartz is the son of George P. Schwartz and the nephew of Gregory J. Schwartz.

Each Trustee oversees six portfolios of the Trust: the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund, the Ave Maria Bond Fund and the Schwartz Value Fund. The principal occupations of the Trustees and executive officers of the Trust during the past five years and public directorships held by the Trustees are set forth below:

Gregory J. Schwartz is Chairman of Gregory J. Schwartz & Co., Inc., a registered broker-dealer.

AVE MARIA MUTUAL FUNDS
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)
================================================================================

George P. Schwartz, CFA is President and Chief Investment Officer of Schwartz Investment Counsel, Inc. and is the co-portfolio manager of the Ave Maria Catholic Values Fund and the Ave Maria Rising Dividend Fund.

John E. Barnds is retired First Vice President of National Bank of Detroit.

Peter F. Barry is retired President of Cadillac Rubber & Plastics Company (a manufacturer of rubber and plastics components).

Donald J. Dawson, Jr. is Chairman of Payroll 1, Inc. (a payroll processing company).

Fred A. Erb is Chairman and Chief Executive Officer of Edgemere Enterprises, Inc. (a real estate investment, development and management company).

Sidney F. McKenna is retired Senior Vice President of United Technologies Corporation (a major manufacturer of aircraft engines and other industrial products).

Richard L. Platte, Jr., CFA is Executive Vice President and Secretary of Schwartz Investment Counsel, Inc. and is the portfolio manager of the Ave Maria Bond Fund and the co-portfolio manager of the Ave Maria Rising Dividend Fund.

Timothy S. Schwartz is Vice President and Treasurer of Schwartz Investment Counsel, Inc. and is the portfolio manager of the Ave Maria Opportunity Fund.

Becky S. Renaud is Chief Financial Officer and Chief Compliance Officer of Schwartz Investment Counsel, Inc.

AVE MARIA MUTUAL FUNDS
CATHOLIC ADVISORY BOARD (UNAUDITED)
================================================================================

The Catholic Advisory Board reviews the companies selected by the Adviser to ensure that the companies operate in a way that is consistent with teachings and core values of the Roman Catholic Church. The Catholic Advisory Board evaluates companies using publicly available information, information from the Adviser, and information from shareholders and other sources in making its recommendations. The following are the members of the Catholic Advisory Board:

                                                                                        Length of
Member                       Address                                           Age      Time Served
---------------------------------------------------------------------------------------------------
Bowie K. Kuhn          136 Teal Pointe Lane, Ponta Vedra Beach, FL             80       Since 2001
Lawrence Kudlow        One Dag Hammarskjold Plaza, 26th Floor, New York, NY    59       Since 2005
Thomas S. Monaghan     One Ave Maria Drive, Ann Arbor, MI                      70       Since 2001
Michael Novak          1150 17th Street, NW, Suite 1100, Washington, DC        73       Since 2001
Paul R. Roney          One Ave Maria Drive, Ann Arbor, MI                      49       Since 2001
Phyllis Schlafly       7800 Bonhomme, St. Louis, MO                            82       Since 2001
---------------------------------------------------------------------------------------------------

Bowie K. Kuhn is President of The Kent Group (business, sports and financial consultant), and is the former Commissioner of Major League Baseball.

Lawrence Kudlow is the host of CNBC's "Kudlow & Company" and a nationally syndicated columnist.

Thomas S. Monaghan is Chairman of the Ave Maria Foundation (a non-profit foundation supporting Roman Catholic organizations) and Chancellor of Ave Maria University. Prior to December 1998, he was Chairman and Chief Executive Officer of Domino's Pizza, Inc.

Michael Novak is a theologian, author, columnist and former U.S. ambassador. He is Director of Social and Political Studies of the American Enterprise Institute.

Paul R. Roney is Executive Director of the Ave Maria Foundation and President of Domino's Farms Corporation. Prior to December 1998, he was Treasurer of Domino's Pizza, Inc.

Phyllis Schlafly is an author, columnist and radio commentator. She is President of Eagle Forum (an organization promoting conservative and pro-family values).


Additional information regarding the Funds' Trustees, executive officers and Catholic Advisory Board members may be found in the Funds' Statement of Additional Information and is available without charge upon request by calling
(888) 726-9331.

AVE MARIA MUTUAL FUNDS
FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from net realized gains made by the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund and the Ave Maria Bond Fund and certain ordinary income dividends paid by the Ave Maria Rising Dividend Fund and the Ave Maria Bond Fund during the fiscal year ended December 31, 2006. On December 28, 2006, the Ave Maria Catholic Values Fund declared and paid a long-term capital gain distribution of $0.7006 per share; the Ave Maria Growth Fund declared and paid a long-term capital gain distribution of $0.1448 per share; the Ave Maria Rising Dividend Fund declared and paid a short-term capital gain distribution of $0.1203 per share and declared and paid a long-term capital gain distribution of $0.1418; the Ave Maria Opportunity Fund declared and paid an ordinary income dividend of $0.0565 and declared and paid a short-term capital gain distribution of $0.2237; and the Ave Maria Bond Fund declared and paid a long-term capital gain distribution of $0.0655 per share. Periodically throughout the year, the Ave Maria Rising Dividend Fund paid ordinary income dividends totaling $0.1359 per share. Periodically throughout the year, the Ave Maria Bond Fund paid ordinary income dividends totaling $0.3820 per share for Class I shares and $0.3518 per share for Class R shares. As provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003, 100% of the long-term capital gain distribution of $0.7006, $0.1448, $0.1418 and $0.0655 per share for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria Bond Fund, respectively, 6.52% of the short-term capital gain distribution of $0.2237 per share for the Ave Maria Opportunity Fund and a percentage (100%, 100% and 15.09%) of the ordinary income dividends paid for the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund and the Ave Maria Bond Fund, respectively, may be subject to a maximum tax rate of 15%. Early in 2007, as required by federal regulations, shareholders received notification of their portion of the Funds' taxable gain distribution, if any, paid during the 2006 calendar year.

AVE MARIA MUTUAL FUNDS
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the tables below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (July 1, 2006) and held until the end of the period (December 31, 2006).

The tables that follow illustrate each Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge a sales load.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds' expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' Prospectus.

AVE MARIA MUTUAL FUNDS
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================

AVE MARIA CATHOLIC VALUES FUND
-------------------------------------------------------------------------------------------------
                                             Beginning             Ending
                                           Account Value        Account Value       Expenses Paid
                                           July 1, 2006       December 31, 2006     During Period*
-------------------------------------------------------------------------------------------------
Based on Actual Fund Return                 $1,000.00             $1,082.90             $7.88
Based on Hypothetical 5% Return
   (before expenses)                        $1,000.00             $1,017.64             $7.63
-------------------------------------------------------------------------------------------------

* Expenses are equal to the Ave Maria Catholic Values Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AVE MARIA GROWTH FUND
-------------------------------------------------------------------------------------------------
                                             Beginning             Ending
                                           Account Value        Account Value       Expenses Paid
                                           July 1, 2006       December 31, 2006     During Period*
-------------------------------------------------------------------------------------------------
Based on Actual Fund Return                 $1,000.00             $1,051.70             $7.76
Based on Hypothetical 5% Return
   (before expenses)                        $1,000.00             $1,017.64             $7.63
-------------------------------------------------------------------------------------------------

* Expenses are equal to the Ave Maria Growth Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AVE MARIA RISING DIVIDEND FUND
-------------------------------------------------------------------------------------------------
                                             Beginning             Ending
                                           Account Value        Account Value       Expenses Paid
                                           July 1, 2006       December 31, 2006     During Period*
-------------------------------------------------------------------------------------------------
Based on Actual Fund Return                 $1,000.00             $1,109.70             $6.65
Based on Hypothetical 5% Return
   (before expenses)                        $1,000.00             $1,018.90             $6.36
-------------------------------------------------------------------------------------------------

* Expenses are equal to the Ave Maria Rising Dividend Fund's annualized expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AVE MARIA MUTUAL FUNDS
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================

AVE MARIA OPPORTUNITY FUND
-------------------------------------------------------------------------------------------------
                                             Beginning             Ending
                                           Account Value        Account Value       Expenses Paid
                                           July 1, 2006       December 31, 2006     During Period*
-------------------------------------------------------------------------------------------------
Based on Actual Fund Return                 $1,000.00             $1,089.40             $6.58
Based on Hypothetical 5% Return
   (before expenses)                        $1,000.00             $1,018.90             $6.36
-------------------------------------------------------------------------------------------------

* Expenses are equal to the Ave Maria Opportunity Fund's annualized expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AVE MARIA BOND FUND - CLASS I
-------------------------------------------------------------------------------------------------
                                             Beginning             Ending
                                           Account Value        Account Value       Expenses Paid
                                           July 1, 2006       December 31, 2006     During Period*
-------------------------------------------------------------------------------------------------
Based on Actual Fund Return                 $1,000.00             $1,056.70             $1.56
Based on Hypothetical 5% Return
   (before expenses)                        $1,000.00             $1,023.69             $1.53
-------------------------------------------------------------------------------------------------

* Expenses are equal to the Ave Maria Bond Fund - Class I's annualized expense ratio of 0.30% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AVE MARIA BOND FUND - CLASS R
-------------------------------------------------------------------------------------------------
                                             Beginning             Ending
                                           Account Value        Account Value       Expenses Paid
                                           July 1, 2006       December 31, 2006     During Period*
-------------------------------------------------------------------------------------------------
Based on Actual Fund Return                 $1,000.00             $1,056.30             $3.11
Based on Hypothetical 5% Return
   (before expenses)                        $1,000.00             $1,022.18             $3.06
-------------------------------------------------------------------------------------------------

* Expenses are equal to the Ave Maria Bond Fund - Class R's annualized expense ratio of 0.60% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AVE MARIA MUTUAL FUNDS
OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free (888) 726-9331, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free (888) 726-9331, or on the SEC's website http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for each of the Funds with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling (888) 726-9331. Furthermore, you may obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation  of the  Public  Reference  Room  may be  obtained  by  calling  (800)
SEC-0330.


RESULTS OF A SPECIAL MEETING OF
SHAREHOLDERS OF AVE MARIA OPPORTUNITY
FUND HELD ON JULY 28, 2006 (UNAUDITED)
================================================================================
On July 28, 2006, a Special Meeting of Shareholders of the Ave Maria Opportunity Fund was held for the purpose of voting on the following Proposals:

PROPOSAL 1:       To approve or disapprove the removal of "small  capitalization companies" from the Fund's investment objective,  resulting in
                  the  following   investment   objective:   Long-term   capital
                  appreciation from equity investments in companies that do not violate the core values and teachings of the Roman Catholic
                  Church.

PROPOSAL 2:       To  approve  or  disapprove  the  elimination  of  the  Fund's fundamental investment policy requiring it to invest, under normal circumstances, at least 80% of its net assets in common stocks of small capitalization companies meeting the Fund's religious criteria.

The total number of shares of the Ave Maria Opportunity Fund present in person or by proxy represented approximately 98.2% of the shares entitled to vote at the meeting. Each of the Proposals was approved by shareholders. The results of the voting with respect to both Proposals were as follows:

                  Affirmative              Against                  Abstain
                 -------------          --------------           --------------
                 1,576,465.689                0                        0

     [GRAPHIC OMITTED]
         AVE MARIA
          MUTUAL
          FUNDS

Ave Maria Catholic Values Fund

   Ave Maria Growth Fund

Ave Maria Rising Dividend Fund

 Ave Maria Opportunity Fund

    Ave Maria Bond Fund


AVE MARIA MUTUAL FUNDS
series of
Schwartz Investment Trust
3707 W. Maple Road
Suite 100
Bloomfield Hills, Michigan 48301

BOARD OF TRUSTEES
Gregory J. Schwartz, Chairman
George P. Schwartz, CFA
John E. Barnds
Peter F. Barry
Donald J. Dawson, Jr.
Fred A. Erb, Emeritus
Sidney F. McKenna, Emeritus

OFFICERS
George P. Schwartz, CFA, President
Richard L. Platte, Jr., CFA, V.P./Secretary
Timothy S. Schwartz, Treasurer
Robert G. Dorsey, Assistant Secretary
John F. Splain, Assistant Secretary
Mark J. Seger, CPA, Assistant Treasurer
Theresa M. Bridge, CPA, Assistant Treasurer
Craig J. Hunt, Assistant Vice President
Becky S. Renaud, Chief Compliance Officer

CATHOLIC ADVISORY BOARD
Bowie K. Kuhn, Chairman
Lawrence Kudlow
Thomas S. Monaghan
Michael Novak
Paul R. Roney
Phyllis Schlafly

INVESTMENT ADVISER
SCHWARTZ INVESTMENT COUNSEL, INC.
3707 W. Maple Road
Suite 100
Bloomfield Hills, Michigan 48301

DISTRIBUTOR
ULTIMUS FUND DISTRIBUTORS, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

CUSTODIAN
US BANK, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

ADMINISTRATOR
ULTIMUS FUND SOLUTIONS, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
DELOITTE & TOUCHE LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
SULLIVAN & WORCESTER LLP
1666 K Street, NW, Suite 700
Washington, D.C. 20006



                               [GRAPHIC OMITTED]

                       Schwartz Investment Counsel, Inc.

                                Established 1980

  3707 WEST MAPLE ROAD   o   SUITE 100   o   BLOOMFIELD HILLS, MICHIGAN 48301

                             www.schwartzinvest.com

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Peter F. Barry. Mr. Barry is "independent" for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $91,080 and $77,000 with respect to the registrant's fiscal years ended December 31, 2006 and 2005, respectively.

(b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $10,320 and $8,000 with respect to the registrant's fiscal years ended December 31, 2006 and 2005, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

(d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)    The  audit  committee  has  not  adopted  pre-approval   policies  and
          procedures  described in paragraph  (c)(7) of Rule 2-01 of  Regulation
          S-X.

(e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
          (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) During the fiscal years ended December 31, 2006 and 2005, aggregate non-audit fees of $10,320 and $8,000, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
         INVESTMENT COMPANIES.

Not applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant's board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant's offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto





Exhibit 99.CODE ETH      Code of Ethics

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Schwartz Investment Trust
             -------------------------------------------------



By (Signature and Title)*   /s/ George P. Schwartz
                          ------------------------------------
                            George P. Schwartz, President


Date          February 28, 2007
      -----------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*   /s/ George P. Schwartz
                          ------------------------------------
                            George P. Schwartz, President


Date          February 28, 2007
      -----------------------------------------



By (Signature and Title)*   /s/ Timothy S. Schwartz
                          ------------------------------------
                            Timothy S. Schwartz, Treasurer


Date          February 28, 2007
      -----------------------------------------




* Print the name and title of each signing officer under his or her signature.